UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Harris Goldblat

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	September 30, 2023

Western Asset ETFs

Western Asset Short Duration Income ETF

Western Asset Total Return ETF

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank).

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Western Asset ETFs

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Short Duration Income ETF and Western Asset Total Return ETF for the six-month reporting period ended September 30, 2023. Please read on for each Fund’s performance information during the Funds’ reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Patrick O’Connor

President and Chief Executive Officer — Investment Management President

October 31, 2023

Western Asset ETFs	III

Performance review

Western Asset Short Duration Income ETF

Western Asset Short Duration Income ETF seeks current income.

Performance review

For the six months period ended September 30, 2023, the Fund generated a +0.93% return on a net asset value (“NAV”)i basis and +0.80% based on its market priceii per share.

The performance table shows the Fund’s total return for the six months ended September 30, 2023 based on its NAV and market price per share as of September 30, 2023. The Fund’s broad-based market index, the Bloomberg U.S. Corporate 1-3 Year Index1,iii and the Bloomberg U.S. Corporate 1-5 Year Indexiv, returned +1.05% and +0.32%, respectively, over the same timeframe.

Performance Snapshot as of September 30, 2023 (unaudited)
Western Asset Short Duration Income ETF:	6 months
$23.36 (NAV)	0.93	%*†
$ 23.34 (Market Price)	0.80	%*‡
Bloomberg U.S. Corporate 1-3 Year Index	1.05%
Bloomberg U.S. Corporate 1-5 Year Index	0.32%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.franklintempleton.com.

Investors buy and sell shares of an exchange-traded fund (“ETF”) at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for direct purchase from or direct redemption to the ETF. Market price returns are typically based upon the official closing price of the Fund’s shares. These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information showing the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads for various time periods is available by visiting the Fund’s website at www.franklintempleton.com.

As of the Fund’s current prospectus dated August 1, 2023, the gross total annual fund operating expense ratio for the Fund was 0.29%.

* Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions at NAV.

‡ Total return assumes the reinvestment of all distributions at market price, which typically is based upon the official closing price of the Fund’s shares.

Looking for additional information?

The Fund’s daily NAV is available online at www.franklintempleton.com. The Fund is traded under the symbol “WINC” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-877-721-1926 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern time, for the Fund’s current NAV, market price and other information.

RISKS: The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset.

All investments involve risks, including possible loss of principal. The Fund is newly organized, with a limited history of operations. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. Leverage

[1]	Effective August 1, 2023, the Bloomberg U.S. Corporate 1-3 Year Index replaced the Bloomberg U.S. Corporate 1-5 Year as the Fund’s benchmark.

IV	Western Asset ETFs

increases the volatility of investment returns and subjects investments to magnified losses and a decline in value. Active and frequent trading may increase a shareholder’s tax liability and transaction costs. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Active management does not ensure gains or protect against market declines. These and other risks are discussed in the Fund’s prospectus.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Net Asset Value (“NAV”) is calculated by subtracting total liabilities from total assets and dividing the results by the number of shares outstanding.

ii	Market Price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The Market Price may differ from the Fund’s NAV.

iii

The Bloomberg U.S. Corporate 1-3 Year Index is an unmanaged index that measures the performance of the investment-grade, fixed-rate, taxable 1-3 year maturity corporate bond market. It includes U.S. dollar-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers. Investors cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

iv

The Bloomberg U.S. Corporate 1-5 Year Index is an unmanaged index that measures the performance of the investment-grade, fixed-rate, taxable 1-5 year maturity corporate bond market. It includes U.S. dollar-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers. Investors cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

Western Asset ETFs	V

Performance review (cont’d)

Western Asset Total Return ETF

Western Asset Total Return ETF seeks to maximize total return, consistent with prudent investment management and liquidity needs.

Performance review

For the six months period ended September 30, 2023, the Fund generated a -5.16% return on a net asset value (“NAV”)i basis and -4.96% based on its market priceii per share.

The performance table shows the Fund’s total return for the six months ended September 30, 2023 based on its NAV and market price as of September 30, 2023. The Fund’s broad-based market index, the Bloomberg U.S. Aggregate Indexiii, returned -4.05% over the same time frame.

Performance Snapshot as of September 30, 2023 (unaudited)
Western Asset Total Return ETF:	6 months
$19.33 (NAV)	-5.16	%*†
$ 19.39 (Market Price)	-4.96	%*‡
Bloomberg U.S. Aggregate Index	-4.05%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.franklintempleton.com.

Investors buy and sell shares of an exchange-traded fund (“ETF”) at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for direct purchase from or direct redemption to the ETF. Market price returns are typically based upon the official closing price of the Fund’s shares. These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information showing the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads for various time periods is available by visiting the Fund’s website at www.franklintempleton.com.

As of the Fund’s current prospectus dated August 1, 2023, the gross total annual fund operating expense ratio for the Fund was 0.45%.

The management agreement between Legg Mason ETF Investment Trust (the “Trust”) on behalf of the Fund and Legg Mason Partners Fund Advisor, LLC (the “manager” or “LMPFA”) (the “Management Agreement”) provides that LMPFA will pay all operating expenses of the Fund, other than interest expenses, taxes, brokerage expenses, future12b-1fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the Management Agreement. LMPFA will also pay all subadvisory fees of the Fund. The manager has agreed to waive and/or reimburse management fees so that the ratio of total annual fund operating expenses will not exceed 0.45% (subject to the same exclusions as the Management Agreement). Total annual fund operating expenses after waiving and/or reimbursing management fees exceed the expense cap as a result of acquired fund fees and expenses. This arrangement cannot be terminated prior to July 31, 2023 without the Board of Trustee’ consent.

* Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions at NAV.

‡ Total return assumes the reinvestment of all distributions at market price, which typically is based upon the official closing price of the Fund’s shares.

Looking for additional information?

The Fund’s daily NAV is available online at www.franklintempleton.com. The Fund is traded under the symbol “WBND” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 877-721-1926 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern time, for the Fund’s current NAV, market price and other information.

RISKS: The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset.

All investments involve risks, including possible loss of principal. The Fund is newly organized, with a limited history of operations. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal.

VI	Western Asset ETFs

As interest rates rise, the value of fixed income securities falls. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. Leverage increases the volatility of investment returns and subjects investments to magnified losses and a decline in value. Active and frequent trading may increase a shareholder’s tax liability and transaction costs. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Active management does not ensure gains or protect against market declines. Diversification does not guarantee a profit or protect against a loss. These and other risks are discussed in the Fund’s prospectus.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Net Asset Value (“NAV”) is calculated by subtracting total liabilities from total assets and dividing the results by the number of shares outstanding.

ii	Market Price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The Market Price may differ from the Fund’s NAV.

iii

The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

Western Asset ETFs	VII

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Patrick O’Connor

President and Chief Executive Officer — Investment Management President

October 31, 2023

VIII	Western Asset ETFs

Funds at a glance (unaudited)

Western Asset Short Duration Income ETF Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of September 30, 2023 and March 31, 2023 and does not include derivatives, such as futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset ETFs 2023 Semi-Annual Report	1

Funds at a glance (unaudited) (cont’d)

Western Asset Total Return ETF Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of September 30, 2023 and March 31, 2023 and does not include derivatives, such as written options, futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Western Asset ETFs 2023 Semi-Annual Report

Funds expenses (unaudited)

Western Asset Short Duration Income ETF

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on April 1, 2023 and held for the six months ended September 30, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
0.93%	$1,000.00	$1,009.30	0.29%	$1.46	5.00%	$1,000.00	$1,023.55	0.29%	$1.47

[1]	For the six months ended September 30, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

Western Asset ETFs 2023 Semi-Annual Report	3

Funds expenses (unaudited) (cont’d)

Western Asset Total Return ETF

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on April 1, 2023 and held for the six months ended September 30, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
-5.16%	$1,000.00	$948.40	0.45%	$2.19	5.00%	$1,000.00	$1,022.75	0.45%	$2.28

[1]	For the six months ended September 30, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

4	Western Asset ETFs 2023 Semi-Annual Report

Schedules of investments (unaudited)

September 30, 2023

Western Asset Short Duration Income ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 86.7%
Communication Services — 3.0%
Diversified Telecommunication Services — 0.1%
AT&T Inc., Senior Notes	4.250%	3/1/27	$20,000	$19,063
Entertainment — 0.2%
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	20,000	19,997
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	10,000	9,232
Total Entertainment				29,229
Media — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.500%	5/1/26	160,000	154,547	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	150,000	140,213
Discovery Communications LLC., Senior Notes	4.900%	3/11/26	10,000	9,760
Total Media				304,520
Wireless Telecommunication Services — 0.7%
Sprint LLC, Senior Notes	7.125%	6/15/24	50,000	50,304
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	20,000	19,298
T-Mobile USA Inc., Senior Notes	2.050%	2/15/28	30,000	25,797
Total Wireless Telecommunication Services				95,399
Total Communication Services				448,211
Consumer Discretionary — 14.2%
Automobile Components — 2.5%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	400,000	384,542	(a)
Automobiles — 4.0%
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	200,000	193,526
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	200,000	178,473
General Motors Co., Senior Notes	6.125%	10/1/25	130,000	129,888
General Motors Co., Senior Notes	5.600%	10/15/32	20,000	18,673
Hyundai Capital America, Senior Notes	0.800%	1/8/24	40,000	39,438	(a)
Nissan Motor Acceptance Co. LLC, Senior Notes	1.050%	3/8/24	10,000	9,758	(a)
Nissan Motor Acceptance Co. LLC, Senior Notes	6.950%	9/15/26	30,000	30,220	(a)
Nissan Motor Acceptance Co. LLC, Senior Notes	1.850%	9/16/26	10,000	8,700	(a)
Total Automobiles				608,676
Broadline Retail — 1.1%
Nordstrom Inc., Senior Notes	2.300%	4/8/24	40,000	39,162
QVC Inc., Senior Secured Notes	4.850%	4/1/24	140,000	134,505
Total Broadline Retail				173,667
Hotels, Restaurants & Leisure — 5.8%
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	200,000	177,486	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	90,000	87,071
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	190,000	177,126
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	240,000	226,635	(a)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Senior Notes	5.500%	3/1/25	20,000	19,664	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	200,000	186,957	(a)
Total Hotels, Restaurants & Leisure				874,939
Household Durables — 0.8%
DR Horton Inc., Senior Notes	2.500%	10/15/24	40,000	38,595

See Notes to Financial Statements.

Western Asset ETFs 2023 Semi-Annual Report	5

Schedules of investments (unaudited) (cont’d)

September 30, 2023

Western Asset Short Duration Income ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Household Durables — continued
Newell Brands Inc., Senior Notes	4.000%	12/1/24	$10,000	$9,652
Newell Brands Inc., Senior Notes	5.200%	4/1/26	70,000	65,967
Total Household Durables				114,214
Total Consumer Discretionary				2,156,038
Consumer Staples — 1.4%
Beverages — 0.5%
Anheuser-Busch InBev Worldwide Inc., Senior Notes (3 mo. Term SOFR + 1.002%)	6.301%	1/12/24	70,000	70,034	(b)
Tobacco — 0.9%
Altria Group Inc., Senior Notes	4.800%	2/14/29	50,000	47,554
BAT International Finance PLC, Senior Notes	1.668%	3/25/26	50,000	45,048
BAT International Finance PLC, Senior Notes	5.931%	2/2/29	50,000	49,088
Total Tobacco				141,690
Total Consumer Staples				211,724
Energy — 10.3%
Oil, Gas & Consumable Fuels — 10.3%
Apache Corp., Senior Notes	7.950%	4/15/26	20,000	20,600
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	100,000	95,781	(a)
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	20,000	19,353	(a)
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	20,000	16,489
Columbia Pipelines Holding Co. LLC, Senior Notes	6.055%	8/15/26	60,000	60,188	(a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	10,000	9,761	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	10,000	9,839
Continental Resources Inc., Senior Notes	2.268%	11/15/26	30,000	26,578	(a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	30,000	28,172
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	50,000	46,241
DCP Midstream Operating LP, Senior Notes	3.250%	2/15/32	30,000	24,204
Devon Energy Corp., Senior Notes	5.850%	12/15/25	60,000	59,695
Devon Energy Corp., Senior Notes	5.250%	10/15/27	30,000	29,225
Devon Energy Corp., Senior Notes	5.875%	6/15/28	12,000	11,960
Devon OEI Operating LLC, Senior Notes	7.500%	9/15/27	20,000	20,701
Ecopetrol SA, Senior Notes	4.625%	11/2/31	40,000	30,539
El Paso Natural Gas Co. LLC, Senior Notes	7.500%	11/15/26	40,000	41,529
Energy Transfer LP, Senior Notes	2.900%	5/15/25	50,000	47,501
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	100,000	83,148	(b)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/27	100,000	100,199	(a)
EQT Corp., Senior Notes	3.125%	5/15/26	70,000	64,763	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	10,000	9,250
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	10,000	10,509
MEG Energy Corp., Senior Notes	7.125%	2/1/27	100,000	101,386	(a)
MPLX LP, Senior Notes	1.750%	3/1/26	120,000	108,810
Northwest Pipeline LLC, Senior Notes	7.125%	12/1/25	20,000	20,303
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	6,000	6,038
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	20,000	18,667
Occidental Petroleum Corp., Senior Notes	6.375%	9/1/28	60,000	60,448

See Notes to Financial Statements.

6	Western Asset ETFs 2023 Semi-Annual Report

Western Asset Short Duration Income ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
ONEOK Inc., Senior Notes	5.650%	11/1/28	$40,000	$39,482
ONEOK Inc., Senior Notes	6.050%	9/1/33	40,000	39,297
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	10,000	9,177	(a)
Petroleos Mexicanos, Senior Notes	6.875%	10/16/25	60,000	57,476
Southwestern Energy Co., Senior Notes	8.375%	9/15/28	30,000	30,970
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	10,000	8,583
Targa Resources Corp., Senior Notes	5.200%	7/1/27	30,000	29,398
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	20,000	20,019
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	10/15/28	50,000	51,863
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	30,000	28,702
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	20,000	19,195
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	20,000	17,482
Western Midstream Operating LP, Senior Notes	6.150%	4/1/33	30,000	28,932
Total Energy				1,562,453
Financials — 30.1%
Banks — 17.1%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	200,000	184,676	(b)
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	80,000	73,366	(b)
Bank of America Corp., Senior Notes (1.530% to 12/6/24 then SOFR + 0.650%)	1.530%	12/6/25	70,000	66,097	(b)
Bank of America Corp., Senior Notes (1.734% to 7/22/26 then SOFR + 0.960%)	1.734%	7/22/27	230,000	203,817	(b)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	200,000	189,853	(a)(b)(c)
Citigroup Inc., Senior Notes (0.981% to 5/1/24 then SOFR + 0.669%)	0.981%	5/1/25	80,000	77,425	(b)
Citigroup Inc., Senior Notes (1.281% to 11/3/24 then SOFR + 0.528%)	1.281%	11/3/25	60,000	56,668	(b)
Citigroup Inc., Senior Notes (1.462% to 6/9/26 then SOFR + 0.770%)	1.462%	6/9/27	90,000	79,554	(b)
Citigroup Inc., Subordinated Notes (6.174% to 5/25/33 then SOFR + 2.661%)	6.174%	5/25/34	20,000	19,112	(b)
Credit Agricole SA, Senior Notes	5.589%	7/5/26	250,000	248,081	(a)
Danske Bank A/S, Senior Notes (0.976% to 9/10/24 then 1 year Treasury Constant Maturity Rate + 0.550%)	0.976%	9/10/25	200,000	189,573	(a)(b)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	200,000	191,534	(a)(b)
Fifth Third Bancorp, Senior Notes (6.339% to 7/27/28 then SOFR + 2.340%)	6.339%	7/27/29	30,000	29,636	(b)
HSBC Holdings PLC, Senior Notes (0.976% to 5/24/24 then SOFR + 0.708%)	0.976%	5/24/25	200,000	192,685	(b)
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	10,000	10,360
Huntington Bancshares Inc., Senior Notes (6.208% to 8/21/28 then SOFR + 2.020%)	6.208%	8/21/29	30,000	29,347	(b)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	200,000	195,251	(a)
JPMorgan Chase & Co., Senior Notes (1.578% to 4/22/26 then SOFR + 0.885%)	1.578%	4/22/27	60,000	53,546	(b)
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then 3 mo. Term SOFR + 2.515%)	2.956%	5/13/31	50,000	41,081	(b)
Swedbank AB, Senior Notes	6.136%	9/12/26	200,000	199,184	(a)
Truist Bank, Senior Notes	4.050%	11/3/25	70,000	67,291
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	40,000	39,565	(b)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	30,000	29,201	(b)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	20,000	18,863	(b)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	70,000	64,287

See Notes to Financial Statements.

Western Asset ETFs 2023 Semi-Annual Report	7

Schedules of investments (unaudited) (cont’d)

September 30, 2023

Western Asset Short Duration Income ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Wells Fargo & Co., Senior Notes (5.389% to 4/24/33 then SOFR + 2.020%)	5.389%	4/24/34	$1,000	$935	(b)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	50,000	48,780	(b)
Total Banks				2,599,768
Capital Markets — 7.0%
Charles Schwab Corp., Senior Notes	1.150%	5/13/26	120,000	106,288
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	20,000	19,934
Charles Schwab Corp., Senior Notes (5.643% to 5/19/28 then SOFR + 2.210%)	5.643%	5/19/29	30,000	29,383	(b)
Charles Schwab Corp., Senior Notes (5.853% to 5/19/33 then SOFR + 2.500%)	5.853%	5/19/34	10,000	9,509	(b)
Goldman Sachs Group Inc., Senior Notes (0.855% to 2/12/25 then SOFR + 0.609%)	0.855%	2/12/26	40,000	37,069	(b)
Goldman Sachs Group Inc., Senior Notes (1.093% to 12/9/25 then SOFR + 0.789%)	1.093%	12/9/26	140,000	125,263	(b)
Goldman Sachs Group Inc., Senior Notes (1.948% to 10/21/26 then SOFR + 0.913%)	1.948%	10/21/27	80,000	70,636	(b)
Morgan Stanley, Senior Notes (0.985% to 12/10/25 then SOFR + 0.720%)	0.985%	12/10/26	40,000	35,686	(b)
Morgan Stanley, Senior Notes (1.512% to 7/20/26 then SOFR + 0.858%)	1.512%	7/20/27	20,000	17,672	(b)
Morgan Stanley, Senior Notes (1.593% to 5/4/26 then SOFR + 0.879%)	1.593%	5/4/27	120,000	106,810	(b)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	70,000	65,757	(b)
UBS AG, Senior Notes	1.250%	6/1/26	200,000	177,646	(a)
UBS Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	280,000	260,417	(a)(b)
Total Capital Markets				1,062,070
Financial Services — 2.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	150,000	134,354
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	200,000	158,983
Element Fleet Management Corp., Senior Notes	1.600%	4/6/24	10,000	9,760	(a)
GA Global Funding Trust, Secured Notes	1.000%	4/8/24	20,000	19,403	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	100,000	88,069	(a)
Total Financial Services				410,569
Insurance — 2.0%
AmFam Holdings Inc., Senior Notes	2.805%	3/11/31	120,000	86,875	(a)
National General Holdings Corp., Senior Notes	6.750%	5/15/24	40,000	39,930	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	40,000	36,812	(a)
Reliance Standard Life Global Funding II, Secured Notes	2.500%	10/30/24	100,000	95,697	(a)
Reliance Standard Life Global Funding II, Secured Notes	2.750%	1/21/27	50,000	44,150	(a)
Total Insurance				303,464
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Blackstone Holdings Finance Co. LLC, Senior Notes	6.200%	4/22/33	80,000	79,136	(a)
Starwood Property Trust Inc., Senior Notes	3.750%	12/31/24	60,000	57,123	(a)
Starwood Property Trust Inc., Senior Notes	3.625%	7/15/26	60,000	53,207	(a)
Total Mortgage Real Estate Investment Trusts (REITs)				189,466
Total Financials				4,565,337
Health Care — 2.4%
Biotechnology — 0.1%
AbbVie Inc., Senior Notes	2.600%	11/21/24	10,000	9,641
Health Care Providers & Services — 0.9%
Bon Secours Mercy Health Inc., Secured Notes	3.464%	6/1/30	10,000	8,863
Centene Corp., Senior Notes	4.625%	12/15/29	30,000	27,019
Centene Corp., Senior Notes	3.375%	2/15/30	20,000	16,681

See Notes to Financial Statements.

8	Western Asset ETFs 2023 Semi-Annual Report

Western Asset Short Duration Income ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Health Care Providers & Services — continued
CommonSpirit Health, Senior Secured Notes	2.782%	10/1/30	$10,000	$8,231
CVS Health Corp., Senior Notes	2.625%	8/15/24	20,000	19,443
HCA Inc., Senior Notes	7.690%	6/15/25	60,000	61,396
Total Health Care Providers & Services				141,633
Pharmaceuticals — 1.4%
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	200,000	206,911
Total Health Care				358,185
Industrials — 13.0%
Aerospace & Defense — 1.7%
Boeing Co., Senior Notes	4.875%	5/1/25	50,000	49,141
Boeing Co., Senior Notes	2.196%	2/4/26	120,000	110,182
HEICO Corp., Senior Notes	5.250%	8/1/28	60,000	58,533
Howmet Aerospace Inc., Senior Notes	6.875%	5/1/25	40,000	40,156
Total Aerospace & Defense				258,012
Commercial Services & Supplies — 0.8%
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	120,000	114,310	(a)
Electrical Equipment — 0.6%
Regal Rexnord Corp., Senior Notes	6.050%	2/15/26	90,000	88,997	(a)
Machinery — 0.6%
Ingersoll Rand Inc., Senior Notes	5.400%	8/14/28	10,000	9,832
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	100,000	87,901	(a)
Total Machinery				97,733
Passenger Airlines — 7.2%
Air Canada Pass-Through Trust	5.000%	12/15/23	34,667	34,568	(a)
Air Canada Pass-Through Trust	4.125%	5/15/25	5,469	5,209	(a)
Air Canada Pass-Through Trust	4.750%	5/15/25	39,040	36,378	(a)
Alaska Airlines Inc. Pass-Through Trust	4.800%	8/15/27	7,649	7,334	(a)
American Airlines Group Inc. Pass-Through Trust	4.950%	2/15/25	46,750	45,293
American Airlines Inc., Senior Secured Notes	11.750%	7/15/25	40,000	43,000	(a)
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	50,000	47,805	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	55,000	53,716	(a)
British Airways Pass-Through Trust	3.350%	6/15/29	128,749	114,418	(a)
Continental Airlines Pass-Through Trust	4.000%	10/29/24	5,271	5,145
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	72,000	69,933	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	20,000	19,007	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	100,000	99,950	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	100,000	92,479	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	51,720	50,069
United Airlines Pass-Through Trust	5.800%	1/15/36	60,000	58,325
US Airways Pass-Through Trust	5.900%	10/1/24	242,522	242,694
US Airways Pass-Through Trust	4.625%	6/3/25	32,627	31,400
US Airways Pass-Through Trust	3.950%	11/15/25	41,102	39,033
Total Passenger Airlines				1,095,756
Trading Companies & Distributors — 2.1%
Air Lease Corp., Senior Notes	5.850%	12/15/27	40,000	39,458

See Notes to Financial Statements.

Western Asset ETFs 2023 Semi-Annual Report	9

Schedules of investments (unaudited) (cont’d)

September 30, 2023

Western Asset Short Duration Income ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Trading Companies & Distributors — continued
Air Lease Corp., Senior Notes	5.300%	2/1/28	$20,000	$19,323
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	280,000	266,363	(a)
Total Trading Companies & Distributors				325,144
Total Industrials				1,979,952
Information Technology — 2.2%
Electronic Equipment, Instruments & Components — 0.9%
Jabil Inc., Senior Notes	5.450%	2/1/29	20,000	19,449
TD SYNNEX Corp., Senior Notes	1.250%	8/9/24	100,000	95,533
Vontier Corp., Senior Notes	1.800%	4/1/26	20,000	17,914
Total Electronic Equipment, Instruments & Components				132,896
IT Services — 0.9%
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	4.625%	11/1/26	150,000	141,429	(a)
Semiconductors & Semiconductor Equipment — 0.2%
Broadcom Inc., Senior Notes	3.150%	11/15/25	10,000	9,452
Micron Technology Inc., Senior Notes	6.750%	11/1/29	30,000	30,482
Total Semiconductors & Semiconductor Equipment				39,934
Software — 0.2%
Fortinet Inc., Senior Notes	1.000%	3/15/26	30,000	26,776
Total Information Technology				341,035
Materials — 4.0%
Containers & Packaging — 0.0%††
Graphic Packaging International LLC, Senior Secured Notes	1.512%	4/15/26	10,000	8,908	(a)
Metals & Mining — 4.0%
Alcoa Nederland Holding BV, Senior Notes	5.500%	12/15/27	200,000	189,979	(a)
ArcelorMittal SA, Senior Notes	6.550%	11/29/27	20,000	20,288
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	200,000	199,607	(a)
Freeport-McMoRan Inc., Senior Notes	4.375%	8/1/28	70,000	64,170
Glencore Funding LLC, Senior Notes	1.625%	9/1/25	60,000	55,329	(a)
Glencore Funding LLC, Senior Notes	5.400%	5/8/28	30,000	29,244	(a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	40,000	37,524
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	10,000	7,673
Total Metals & Mining				603,814
Total Materials				612,722
Real Estate — 1.7%
Diversified REITs — 0.3%
VICI Properties LP, Senior Notes	4.750%	2/15/28	50,000	46,763
Health Care REITs — 0.1%
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	20,000	18,898
Office REITs — 0.0%††
Alexandria Real Estate Equities Inc., Senior Notes	2.000%	5/18/32	10,000	7,270
Retail REITs — 1.3%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	200,000	192,367	(a)
Total Real Estate				265,298

See Notes to Financial Statements.

10	Western Asset ETFs 2023 Semi-Annual Report

Western Asset Short Duration Income ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Utilities — 4.4%
Electric Utilities — 4.4%
Edison International, Senior Notes	4.950%	4/15/25	$60,000	$58,801
Electricite de France SA, Senior Notes	5.700%	5/23/28	200,000	198,059	(a)
Enel Finance International NV, Senior Notes	6.800%	10/14/25	200,000	202,328	(a)
Metropolitan Edison Co., Senior Notes	5.200%	4/1/28	10,000	9,755	(a)
NextEra Energy Operating Partners LP, Senior Notes	4.250%	7/15/24	90,000	88,082	(a)
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	80,000	67,813	(a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	20,000	17,101
Pacific Gas and Electric Co., First Mortgage Bonds	3.000%	6/15/28	10,000	8,579
Pennsylvania Electric Co., Senior Notes	5.150%	3/30/26	10,000	9,812	(a)
Toledo Edison Co., First Mortgage Bonds	2.650%	5/1/28	8,000	6,832	(a)
Total Utilities				667,162
Total Corporate Bonds & Notes (Cost — $13,723,779)				13,168,117
Asset-Backed Securities — 7.2%
ABPCI Direct Lending Fund LLC, 2020-9A A1R (3 mo. Term SOFR + 1.662%)	7.019%	11/18/31	270,000	269,860	(a)(b)
AGL CLO Ltd., 2020-6A AR (3 mo. Term SOFR + 1.462%)	6.788%	7/20/34	100,000	99,855	(a)(b)
CIFC Funding Ltd., 2017-2A BR (3 mo. Term SOFR + 1.762%)	7.088%	4/20/30	250,000	247,487	(a)(b)
Halcyon Loan Advisors Funding Ltd., 2017-2A A2 (3 mo. Term SOFR + 1.962%)	7.270%	1/17/30	250,000	249,094	(a)(b)
Navient Private Education Refi Loan Trust, 2020-DA A	1.690%	5/15/69	27,334	24,502	(a)
Neuberger Berman Loan Advisers CLO Ltd., 2021-42A A (3 mo. Term SOFR + 1.362%)	6.670%	7/16/35	210,000	208,716	(a)(b)
Total Asset-Backed Securities (Cost — $1,102,421)				1,099,514
Collateralized Mortgage Obligations(d) — 2.1%
BRAVO Residential Funding Trust, 2023-NQM5 A1	6.505%	6/25/63	99,128	98,531	(a)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	30,000	29,786	(a)
GS Mortgage Securities Corp., 2023-SHIP A	4.466%	9/10/38	100,000	95,565	(a)(b)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	100,000	99,990	(a)
Total Collateralized Mortgage Obligations (Cost — $324,914)				323,872
U.S. Government & Agency Obligations — 0.4%
U.S. Government Obligations — 0.4%
U.S. Treasury Notes (Cost — $59,778)	4.875%	7/31/25	60,000	59,602
Sovereign Bonds — 0.3%
Argentina — 0.3%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	4,718	1,309
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	103,800	29,514
Provincia de Buenos Aires/Government Bonds, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	18,600	6,052	(a)
Provincia de Buenos Aires/Government Bonds, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	10,000	3,254	(e)
Total Sovereign Bonds (Cost — $80,035)				40,129
Municipal Bonds — 0.2%
California — 0.2%
Regents of the University of California, CA, Medical Center Pooled Revenue, Taxable Bonds, Series Q (Cost — $30,000)	4.132%	5/15/32	30,000	27,269
Total Municipal Bonds (Cost — $30,000)				27,269

See Notes to Financial Statements.

Western Asset ETFs 2023 Semi-Annual Report	11

Schedules of investments (unaudited) (cont’d)

September 30, 2023

Western Asset Short Duration Income ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Senior Loans — 0.1%
Industrials — 0.1%
Passenger Airlines — 0.1%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%) (Cost — $8,447)	9.076%	10/20/27	$8,500	$8,794	(b)(f)(g)
Total Investments before Short-Term Investments (Cost — $15,329,374)				14,727,297

			Shares
Short-Term Investments — 0.9%
BNY Mellon Cash Reserve Fund (Cost — $140,708)	2.250%		140,708	140,708	(h)
Total Investments — 97.9% (Cost — $15,470,082)				14,868,005
Other Assets in Excess of Liabilities — 2.1%				313,201
Total Net Assets — 100.0%				$15,181,206

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

CLO	—	Collateralized Loan Obligation

LIBOR	—	London Interbank Offered Rate

SOFR	—	Secured Overnight Financing Rate

USD	—	United States Dollar

At September 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	34	12/23	$6,912,001	$6,892,172	$(19,829)
U.S. Treasury 5-Year Notes	76	12/23	8,075,686	8,007,313	(68,373)
U.S. Treasury Ultra 10-Year Notes	1	12/23	113,595	111,562	(2,033)
					(90,235)
Contracts to Sell:
U.S. Treasury 10-Year Notes	56	12/23	6,161,933	6,051,500	110,433
U.S. Treasury Long-Term Bonds	6	12/23	719,708	682,687	37,021

See Notes to Financial Statements.

12	Western Asset ETFs 2023 Semi-Annual Report

Western Asset Short Duration Income ETF

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell continued
U.S. Treasury Ultra Long-Term Bonds	1	12/23	$126,663	$118,688	$7,975
					155,429
Net unrealized appreciation on open futures contracts					$65,194

See Notes to Financial Statements.

Western Asset ETFs 2023 Semi-Annual Report	13

Schedules of investments (unaudited) (cont’d)

September 30, 2023

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 33.4%
Communication Services — 2.7%
Diversified Telecommunication Services — 0.7%
AT&T Inc., Senior Notes	2.550%	12/1/33	30,000	$22,035
AT&T Inc., Senior Notes	5.350%	9/1/40	10,000	8,910
AT&T Inc., Senior Notes	5.550%	8/15/41	10,000	8,964
AT&T Inc., Senior Notes	4.350%	6/15/45	19,000	14,217
AT&T Inc., Senior Notes	3.500%	9/15/53	20,000	12,357
AT&T Inc., Senior Notes	3.550%	9/15/55	7,000	4,285
AT&T Inc., Senior Notes	3.650%	9/15/59	20,000	12,169
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	20,000	17,071
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	60,000	45,213
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	27,000	21,498
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	40,000	35,614
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	30,000	27,988
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	30,000	21,268
Total Diversified Telecommunication Services				251,589
Entertainment — 0.2%
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	10,000	9,998
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	60,000	55,393
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	10,000	8,910
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	10,000	7,734
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	10,000	7,430
Total Entertainment				89,465
Media — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	40,000	32,832	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	28,000	22,289	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	120,000	117,258
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	70,000	65,433
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	50,000	38,993
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	20,000	16,358
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	40,000	24,719
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	40,000	27,971
Comcast Corp., Senior Notes	3.750%	4/1/40	50,000	38,732
Comcast Corp., Senior Notes	4.000%	8/15/47	10,000	7,468
Comcast Corp., Senior Notes	3.969%	11/1/47	20,000	14,922
Comcast Corp., Senior Notes	3.450%	2/1/50	10,000	6,761
Comcast Corp., Senior Notes	2.800%	1/15/51	20,000	11,707
Comcast Corp., Senior Notes	2.887%	11/1/51	20,000	11,787
DISH DBS Corp., Senior Notes	5.875%	11/15/24	120,000	111,694
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	10,000	9,070
Total Media				557,994

See Notes to Financial Statements.

14	Western Asset ETFs 2023 Semi-Annual Report

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — 0.3%
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	10,000	$9,206
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	50,000	46,721
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	50,000	44,299
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	40,000	31,828
Total Wireless Telecommunication Services				132,054
Total Communication Services				1,031,102
Consumer Discretionary — 3.8%
Automobiles — 1.3%
Ford Motor Co., Senior Notes	3.250%	2/12/32	70,000	53,947
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	200,000	167,039
General Motors Co., Senior Notes	6.125%	10/1/25	10,000	9,991
General Motors Co., Senior Notes	5.600%	10/15/32	20,000	18,673
General Motors Co., Senior Notes	5.950%	4/1/49	10,000	8,482
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	240,000	219,072	(a)
Total Automobiles				477,204
Broadline Retail — 0.7%
Amazon.com Inc., Senior Notes	3.600%	4/13/32	20,000	17,735
Amazon.com Inc., Senior Notes	3.875%	8/22/37	50,000	42,682
Amazon.com Inc., Senior Notes	4.050%	8/22/47	30,000	24,108
Amazon.com Inc., Senior Notes	3.100%	5/12/51	80,000	52,793
Prosus NV, Senior Notes	3.832%	2/8/51	200,000	110,459	(a)
Total Broadline Retail				247,777
Hotels, Restaurants & Leisure — 1.7%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	20,000	19,349
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	60,000	55,935
McDonald’s Corp., Senior Notes	4.450%	9/1/48	20,000	16,379
McDonald’s Corp., Senior Notes	4.200%	4/1/50	50,000	38,814
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	130,000	120,022	(a)
Sands China Ltd., Senior Notes	5.375%	8/8/25	200,000	193,739
Sands China Ltd., Senior Notes	2.550%	3/8/27	200,000	173,505
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	20,000	18,190	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	10,000	9,492	(a)
Total Hotels, Restaurants & Leisure				645,425
Household Durables — 0.0%††
Lennar Corp., Senior Notes	4.500%	4/30/24	10,000	9,905
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	10,000	8,369
Total Household Durables				18,274
Specialty Retail — 0.1%
Home Depot Inc., Senior Notes	3.350%	4/15/50	40,000	27,263
Total Consumer Discretionary				1,415,943
Consumer Staples — 0.9%
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	10,000	9,603
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	10,000	9,695
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	8,000	6,762

See Notes to Financial Statements.

Western Asset ETFs 2023 Semi-Annual Report	15

Schedules of investments (unaudited) (cont’d)

September 30, 2023

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Beverages — continued
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.439%	10/6/48	40,000	$32,937
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	30,000	28,734
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	10,000	9,569
Total Beverages				97,300
Food Products — 0.2%
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	40,000	31,170
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	30,000	25,042
Mars Inc., Senior Notes	3.200%	4/1/30	20,000	17,545	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	10,000	8,772	(b)
Total Food Products				82,529
Personal Care Products — 0.0%††
Kenvue Inc., Senior Notes	4.900%	3/22/33	10,000	9,557	(a)
Tobacco — 0.4%
Altria Group Inc., Senior Notes	2.450%	2/4/32	10,000	7,544
Altria Group Inc., Senior Notes	5.375%	1/31/44	10,000	8,964
Altria Group Inc., Senior Notes	3.875%	9/16/46	50,000	32,801
Altria Group Inc., Senior Notes	5.950%	2/14/49	70,000	62,863
Altria Group Inc., Senior Notes	6.200%	2/14/59	4,000	3,728
BAT Capital Corp., Senior Notes	3.557%	8/15/27	16,000	14,638
BAT Capital Corp., Senior Notes	3.734%	9/25/40	30,000	20,118
BAT Capital Corp., Senior Notes	4.540%	8/15/47	20,000	13,767
Total Tobacco				164,423
Total Consumer Staples				353,809
Energy — 5.8%
Oil, Gas & Consumable Fuels — 5.8%
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	30,000	27,013
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	30,000	24,809	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	30,000	23,881	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	20,000	18,389
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	10,000	7,948
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	50,000	48,382	(a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	50,000	48,805	(a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	20,000	17,719	(a)
Continental Resources Inc., Senior Notes	5.750%	1/15/31	20,000	18,789	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	30,000	22,039
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	60,000	56,345
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	40,000	36,993
Devon Energy Corp., Senior Notes	5.000%	6/15/45	80,000	64,432
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	50,000	44,368
Ecopetrol SA, Senior Notes	5.875%	5/28/45	170,000	112,023
Energy Transfer LP, Junior Subordinated Notes (3 mo. USD LIBOR + 4.028%)	9.654%	10/16/23	10,000	9,348	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	20,000	18,377	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	110,000	101,657	(c)(d)
Energy Transfer LP, Senior Notes	2.900%	5/15/25	20,000	19,000

See Notes to Financial Statements.

16	Western Asset ETFs 2023 Semi-Annual Report

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Energy Transfer LP, Senior Notes	4.950%	6/15/28	10,000	$9,570
Energy Transfer LP, Senior Notes	5.250%	4/15/29	90,000	86,295
Energy Transfer LP, Senior Notes	3.750%	5/15/30	30,000	26,133
Energy Transfer LP, Senior Notes	6.250%	4/15/49	30,000	27,526
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	50,000	46,877
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	50,000	42,444
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	10,000	10,563
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	30,000	21,218
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	10,000	8,315	(d)
EOG Resources Inc., Senior Notes	3.900%	4/1/35	10,000	8,479
EOG Resources Inc., Senior Notes	4.950%	4/15/50	20,000	17,695
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	70,000	68,913	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	75,000	69,373
EQT Corp., Senior Notes	5.000%	1/15/29	20,000	18,800
EQT Corp., Senior Notes	3.625%	5/15/31	40,000	33,838	(a)
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	30,000	28,235
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	20,000	15,996
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	20,000	16,362
MPLX LP, Senior Notes	4.875%	6/1/25	20,000	19,617
MPLX LP, Senior Notes	4.800%	2/15/29	30,000	28,463
MPLX LP, Senior Notes	4.500%	4/15/38	20,000	16,208
MPLX LP, Senior Notes	5.500%	2/15/49	20,000	16,927
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	60,000	58,955
ONEOK Inc., Senior Notes	5.800%	11/1/30	10,000	9,790
ONEOK Inc., Senior Notes	6.050%	9/1/33	30,000	29,473
ONEOK Inc., Senior Notes	6.625%	9/1/53	30,000	29,376
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	10,000	9,177	(a)
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	30,000	23,673
Shell International Finance BV, Senior Notes	4.375%	5/11/45	10,000	8,207
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	50,000	45,553
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	80,000	68,663
Targa Resources Corp., Senior Notes	5.200%	7/1/27	50,000	48,996
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	10,000	9,510
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	20,000	20,019
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	120,000	107,478
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	40,000	33,415	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	40,000	41,587
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	20,000	17,154
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	30,000	28,702
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	10,000	9,304
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	110,000	96,150
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	60,000	47,707

See Notes to Financial Statements.

Western Asset ETFs 2023 Semi-Annual Report	17

Schedules of investments (unaudited) (cont’d)

September 30, 2023

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	30,000	$32,170
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	40,000	45,458
Total Energy				2,178,681
Financials — 12.0%
Banks — 7.7%
Bank of America Corp., Senior Notes	5.000%	1/21/44	50,000	43,996
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	50,000	38,420	(d)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	50,000	39,297	(d)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	280,000	220,795	(d)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	170,000	160,523	(d)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	100,000	98,249
Bank of Montreal, Senior Notes	1.850%	5/1/25	20,000	18,770
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	20,000	16,669	(d)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	200,000	189,932	(a)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	50,000	58,790
Citigroup Inc., Senior Notes (2.520% to 11/3/31 then SOFR + 1.177%)	2.520%	11/3/32	50,000	38,040	(d)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	20,000	16,685	(d)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	90,000	80,828	(d)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	10,000	8,996	(d)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	30,000	28,674	(d)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	160,000	145,585	(d)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	30,000	29,638
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	250,000	230,042	(a)(d)
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	250,000	246,280	(a)(d)
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	200,000	186,413	(d)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	30,000	28,158	(d)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	10,000	7,739	(d)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	40,000	31,553	(d)
JPMorgan Chase & Co., Senior Notes (2.739% to 10/15/29 then 3 mo. Term SOFR + 1.510%)	2.739%	10/15/30	40,000	33,451	(d)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. Term SOFR + 1.262%)	4.023%	12/5/24	40,000	39,822	(d)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	170,000	158,688	(d)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	30,000	25,647
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	40,000	38,805	(d)

See Notes to Financial Statements.

18	Western Asset ETFs 2023 Semi-Annual Report

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	10,000	$9,920	(d)
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	60,000	55,484
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	20,000	19,783	(d)
US Bancorp, Senior Notes	1.450%	5/12/25	20,000	18,656
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	30,000	29,201	(d)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	10,000	9,432	(d)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	160,000	146,943
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	50,000	45,910
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	30,000	28,168	(d)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	30,000	24,250	(d)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. Term SOFR + 1.572%)	3.584%	5/22/28	50,000	45,775	(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	160,000	134,437	(d)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	40,000	37,875	(d)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	10,000	9,756	(d)
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	50,000	39,025
Total Banks				2,915,100
Capital Markets — 3.4%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	10,000	9,372
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	50,000	49,835
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	10,000	9,728	(d)
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	100,000	98,411
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	140,000	134,802
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	190,000	146,655	(d)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	20,000	18,453	(d)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	80,000	74,002	(d)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	40,000	34,277
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	150,000	140,909	(d)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	120,000	91,772	(d)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. Term SOFR + 1.890%)	4.431%	1/23/30	30,000	27,754	(d)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	30,000	21,792	(d)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	200,000	197,076	(a)(c)(d)
UBS Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	250,000	232,515	(a)(d)
Total Capital Markets				1,287,353
Consumer Finance — 0.0%††
American Express Co., Senior Notes	4.050%	5/3/29	10,000	9,307
Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	200,000	179,139
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	40,000	32,774

See Notes to Financial Statements.

Western Asset ETFs 2023 Semi-Annual Report	19

Schedules of investments (unaudited) (cont’d)

September 30, 2023

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Financial Services — continued
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	50,000	$49,751	(a)
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	30,000	24,517
Total Financial Services				286,181
Insurance — 0.1%
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	20,000	18,365	(a)
Total Financials				4,516,306
Health Care — 2.0%
Biotechnology — 0.4%
AbbVie Inc., Senior Notes	3.750%	11/14/23	10,000	9,975
AbbVie Inc., Senior Notes	3.200%	11/21/29	50,000	44,122
AbbVie Inc., Senior Notes	4.750%	3/15/45	30,000	25,751
AbbVie Inc., Senior Notes	4.875%	11/14/48	10,000	8,740
AbbVie Inc., Senior Notes	4.250%	11/21/49	80,000	63,333
Total Biotechnology				151,921
Health Care Providers & Services — 1.0%
Cigna Group, Senior Notes	4.375%	10/15/28	30,000	28,386
Cigna Group, Senior Notes	4.900%	12/15/48	20,000	16,855
CVS Health Corp., Senior Notes	1.875%	2/28/31	10,000	7,626
CVS Health Corp., Senior Notes	2.125%	9/15/31	20,000	15,295
CVS Health Corp., Senior Notes	2.700%	8/21/40	30,000	18,913
CVS Health Corp., Senior Notes	5.050%	3/25/48	90,000	74,776
Elevance Health Inc., Senior Notes	4.550%	5/15/52	10,000	8,091
HCA Inc., Senior Notes	5.625%	9/1/28	40,000	39,002
HCA Inc., Senior Notes	3.500%	9/1/30	40,000	33,841
Humana Inc., Senior Notes	3.125%	8/15/29	20,000	17,494
Humana Inc., Senior Notes	2.150%	2/3/32	10,000	7,556
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	50,000	45,636
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	10,000	9,820
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	20,000	12,280
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	30,000	19,715
Total Health Care Providers & Services				355,286
Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co., Senior Notes	4.250%	10/26/49	20,000	15,844
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	250,000	222,817
Total Pharmaceuticals				238,661
Total Health Care				745,868
Industrials — 3.4%
Aerospace & Defense — 1.3%
Boeing Co., Senior Notes	1.433%	2/4/24	10,000	9,841
Boeing Co., Senior Notes	4.875%	5/1/25	30,000	29,485
Boeing Co., Senior Notes	2.196%	2/4/26	120,000	110,182
Boeing Co., Senior Notes	3.200%	3/1/29	20,000	17,564
Boeing Co., Senior Notes	5.150%	5/1/30	30,000	28,665
Boeing Co., Senior Notes	3.250%	2/1/35	50,000	38,440
Boeing Co., Senior Notes	3.550%	3/1/38	10,000	7,331

See Notes to Financial Statements.

20	Western Asset ETFs 2023 Semi-Annual Report

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Aerospace & Defense — continued
Boeing Co., Senior Notes	5.705%	5/1/40	10,000	$9,226
Boeing Co., Senior Notes	5.805%	5/1/50	60,000	54,331
Boeing Co., Senior Notes	5.930%	5/1/60	10,000	8,979
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	10,000	9,095
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	40,000	31,547
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	30,000	27,512
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	50,000	46,105
RTX Corp., Senior Notes	2.250%	7/1/30	50,000	40,229
RTX Corp., Senior Notes	4.500%	6/1/42	10,000	8,181
RTX Corp., Senior Notes	3.030%	3/15/52	20,000	12,031
Total Aerospace & Defense				488,744
Building Products — 0.0%††
Carrier Global Corp., Senior Notes	2.722%	2/15/30	10,000	8,334
Ground Transportation — 0.1%
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	10,000	6,252
Union Pacific Corp., Senior Notes	2.891%	4/6/36	20,000	15,145
Union Pacific Corp., Senior Notes	3.839%	3/20/60	10,000	7,008
Union Pacific Corp., Senior Notes	3.750%	2/5/70	20,000	13,367
Total Ground Transportation				41,772
Industrial Conglomerates — 0.1%
3M Co., Senior Notes	3.050%	4/15/30	20,000	17,288
3M Co., Senior Notes	3.700%	4/15/50	30,000	21,387
Total Industrial Conglomerates				38,675
Machinery — 0.0%††
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	10,000	8,790	(a)
Passenger Airlines — 1.1%
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	100,000	95,034	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	22,470	22,263	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	82,000	81,961	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	240,000	206,288	(a)
Total Passenger Airlines				405,546
Trading Companies & Distributors — 0.8%
Air Lease Corp., Senior Notes	3.375%	7/1/25	40,000	38,000
Air Lease Corp., Senior Notes	5.300%	2/1/28	20,000	19,323
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	120,000	102,467	(a)
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	160,000	133,089
Total Trading Companies & Distributors				292,879
Total Industrials				1,284,740
Information Technology — 0.6%
Semiconductors & Semiconductor Equipment — 0.3%
Broadcom Inc., Senior Notes	3.137%	11/15/35	60,000	43,745	(a)
Intel Corp., Senior Notes	4.750%	3/25/50	30,000	24,803
Intel Corp., Senior Notes	3.050%	8/12/51	10,000	6,079
Micron Technology Inc., Senior Notes	5.875%	2/9/33	20,000	19,105

See Notes to Financial Statements.

Western Asset ETFs 2023 Semi-Annual Report	21

Schedules of investments (unaudited) (cont’d)

September 30, 2023

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Semiconductors & Semiconductor Equipment — continued
NVIDIA Corp., Senior Notes	3.500%	4/1/40	20,000	$15,747
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	20,000	18,994
Total Semiconductors & Semiconductor Equipment				128,473
Software — 0.3%
Microsoft Corp., Senior Notes	2.921%	3/17/52	10,000	6,559
Oracle Corp., Senior Notes	1.650%	3/25/26	50,000	45,289
Oracle Corp., Senior Notes	4.650%	5/6/30	10,000	9,352
Oracle Corp., Senior Notes	2.875%	3/25/31	60,000	49,010
Total Software				110,210
Total Information Technology				238,683
Materials — 1.9%
Metals & Mining — 1.2%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	200,000	186,733	(a)
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	10,000	9,622
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	10,000	9,018
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	40,000	36,039
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	95,000	80,997
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	10,000	9,914	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	100,000	93,865	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	30,000	27,759	(a)
Total Metals & Mining				453,947
Paper & Forest Products — 0.7%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	330,000	253,442
Total Materials				707,389
Utilities — 0.3%
Electric Utilities — 0.3%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	130,000	102,767	(a)
Duke Energy Ohio Inc., First Mortgage Bonds	3.650%	2/1/29	20,000	18,344
Total Utilities				121,111
Total Corporate Bonds & Notes (Cost — $13,963,026)				12,593,632
Mortgage-Backed Securities — 32.5%
FHLMC — 5.6%
Federal Home Loan Mortgage Corp. (FHLMC)	3.650%	10/1/29	100,000	91,873
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/38-4/1/52	283,186	248,105
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	5/1/41-10/1/41	201,524	155,529
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	5/1/47-7/1/49	68,732	64,398
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	11/1/49	87,138	83,419
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	7/1/50-4/1/52	1,447,577	1,158,702
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	3/1/53	95,613	94,428
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.619%)	2.871%	11/1/47	55,521	52,524	(d)

See Notes to Financial Statements.

22	Western Asset ETFs 2023 Semi-Annual Report

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.621%)	3.097%	2/1/50	66,417	$62,567	(d)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.628%)	3.005%	11/1/48	122,789	113,791	(d)
Total FHLMC				2,125,336
FNMA — 18.3%
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	9,414	8,476
Federal National Mortgage Association (FNMA)	2.930%	6/1/30	18,742	16,491
Federal National Mortgage Association (FNMA)	2.149%	2/1/32	19,894	15,851	(d)
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-6/1/49	403,688	355,373
Federal National Mortgage Association (FNMA)	2.789%	1/1/35	48,872	39,617	(d)
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-2/1/52	550,782	468,382
Federal National Mortgage Association (FNMA)	2.500%	9/1/36-7/1/61	831,024	665,761
Federal National Mortgage Association (FNMA)	2.000%	3/1/41-2/1/51	1,762,368	1,353,053
Federal National Mortgage Association (FNMA)	4.500%	2/1/48-1/1/59	60,438	56,059
Federal National Mortgage Association (FNMA)	4.000%	9/1/48-1/1/49	373,368	338,100
Federal National Mortgage Association (FNMA)	1.500%	6/1/51	87,042	62,708
Federal National Mortgage Association (FNMA)	2.000%	10/1/53	100,000	76,055	(e)
Federal National Mortgage Association (FNMA)	3.000%	10/1/53	1,000,000	826,758	(e)
Federal National Mortgage Association (FNMA)	3.500%	10/1/53	300,000	257,977	(e)
Federal National Mortgage Association (FNMA)	4.000%	10/1/53	400,000	356,094	(e)
Federal National Mortgage Association (FNMA)	4.500%	10/1/53	400,000	367,250	(e)
Federal National Mortgage Association (FNMA)	5.000%	10/1/53	300,000	283,031	(e)
Federal National Mortgage Association (FNMA)	5.500%	10/1/53	600,000	579,820	(e)
Federal National Mortgage Association (FNMA)	6.000%	10/1/53	400,000	394,750	(e)
Federal National Mortgage Association (FNMA)	6.500%	10/1/53	300,000	301,359	(e)
Federal National Mortgage Association (FNMA)	3.000%	9/1/61	91,940	74,773	(f)
Total FNMA				6,897,738
GNMA — 8.6%
Government National Mortgage Association (GNMA)	3.000%	10/15/42	43,025	37,438
Government National Mortgage Association (GNMA) II	3.500%	2/20/46-4/20/52	361,162	320,440
Government National Mortgage Association (GNMA) II	4.500%	4/20/48-4/20/50	160,837	150,530
Government National Mortgage Association (GNMA) II	5.000%	11/20/48-6/20/53	420,756	399,221
Government National Mortgage Association (GNMA) II	3.000%	1/20/50-2/20/50	458,401	388,924
Government National Mortgage Association (GNMA) II	4.000%	4/20/50	31,315	28,432

See Notes to Financial Statements.

Western Asset ETFs 2023 Semi-Annual Report	23

Schedules of investments (unaudited) (cont’d)

September 30, 2023

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	2.500%	3/20/51-4/20/51	409,755	$335,209
Government National Mortgage Association (GNMA) II	2.000%	10/20/53	100,000	79,043	(e)
Government National Mortgage Association (GNMA) II	3.000%	10/20/53	300,000	254,227	(e)
Government National Mortgage Association (GNMA) II	3.500%	10/20/53	100,000	87,586	(e)
Government National Mortgage Association (GNMA) II	4.000%	10/20/53	300,000	270,270	(e)
Government National Mortgage Association (GNMA) II	4.500%	10/20/53	200,000	184,758	(e)
Government National Mortgage Association (GNMA) II	5.500%	10/20/53	300,000	291,117	(e)
Government National Mortgage Association (GNMA) II	6.000%	10/20/53	300,000	297,258	(e)
Government National Mortgage Association (GNMA) II	6.500%	10/20/53	100,000	100,562	(e)
Total GNMA				3,225,015
Total Mortgage-Backed Securities (Cost — $13,149,409)				12,248,089
Collateralized Mortgage Obligations (g) — 9.7%
Alternative Loan Trust, 2005-81 A1 (1 mo. Term SOFR + 0.674%)	5.994%	2/25/37	128,184	103,196	(d)
BANK, 2023-BNK45 A5	5.203%	2/15/56	100,000	94,417
Benchmark Mortgage Trust, 2018-B1 A5	3.666%	1/15/51	100,000	90,579	(d)
BLP Commercial Mortgage Trust, 2023-IND A (1 mo. Term SOFR + 1.692%)	7.024%	3/15/40	100,000	99,499	(a)(d)
BRAVO Residential Funding Trust, 2023-NQM1 A1, Step Bond	5.757%	1/25/63	90,788	89,235	(a)
BRAVO Residential Funding Trust, 2023-NQM4 A1	6.435%	5/25/63	97,691	97,061	(a)
BWAY Mortgage Trust, 2015-1740 E	3.952%	1/10/35	500,000	25,000	(a)(d)(h)(i)
BX Commercial Mortgage Trust, 2023-VLT2 A (1 mo. Term SOFR + 2.281%)	7.613%	6/15/40	100,000	99,881	(a)(d)
BX Trust, 2022-PSB A (1 mo. Term SOFR + 2.451%)	7.783%	8/15/39	98,188	98,161	(a)(d)
BX Trust, 2023-DELC A (1 mo. Term SOFR + 2.690%)	8.022%	5/15/38	100,000	100,125	(a)(d)
CSMC Trust, 2021-NQM6 A3	1.585%	7/25/66	180,369	139,349	(a)(d)
DC Commercial Mortgage Trust, 2023-DC A	6.314%	9/12/40	100,000	99,685	(a)
Deephaven Residential Mortgage Trust, 2022-1 A2	2.961%	1/25/67	240,000	174,885	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K153 X1, IO	0.600%	12/25/32	3,000,000	103,358	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	66,101	9,880
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	78,963	12,050
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	83,101	10,864
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	87,811	12,522
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	7.715%	2/25/42	100,000	100,503	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1A (30 Day Average SOFR + 2.000%)	7.315%	4/25/42	76,615	77,161	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2014-C01 M2 (30 Day Average SOFR + 4.514%)	9.829%	1/25/24	36,614	36,954	(d)
Federal National Mortgage Association (FNMA) — CAS, 2014-C02 1M2 (30 Day Average SOFR + 2.714%)	8.029%	5/25/24	78,672	79,259	(d)
Federal National Mortgage Association (FNMA) — CAS, 2015-C03 1M2 (30 Day Average SOFR + 5.114%)	10.429%	7/25/25	14,861	15,621	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2019-R07 1M2 (30 Day Average SOFR + 2.214%)	7.529%	10/25/39	7,722	7,734	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2022-R07 1M1 (30 Day Average SOFR + 2.950%)	8.265%	6/25/42	83,549	85,742	(a)(d)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.209%	4/25/28	70,930	65,396	(d)

See Notes to Financial Statements.

24	Western Asset ETFs 2023 Semi-Annual Report

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (g) — continued
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	75,559	$12,098
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	223,173	33,279
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	169,016	27,728
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.061%	10/16/48	4,498,162	6,159	(d)
Government National Mortgage Association (GNMA), 2014-17 AM	3.537%	6/16/48	46,335	42,955	(d)
Government National Mortgage Association (GNMA), 2016-14 H	2.850%	3/16/57	250,750	205,047
Government National Mortgage Association (GNMA), 2020-103 AD	1.450%	1/16/63	58,447	42,061
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	75,675	10,167
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	155,525	20,600
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	368,974	39,688
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. Term SOFR + 0.514%)	5.832%	8/20/70	127,139	125,505	(d)
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	96,930	4,807	(d)
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	100,000	78,690
GS Mortgage Securities Corp. Trust, 2018-SRP5 C (1 mo. Term SOFR + 4.364%)	9.697%	9/15/31	356,055	126,764	(a)(d)
Impac CMB Trust, 2005-7 A1 (1 mo. Term SOFR + 0.634%)	5.954%	11/25/35	111,570	96,662	(d)
IndyMac INDX Mortgage Loan Trust, 2005-AR10 A1 (1 mo. Term SOFR + 0.634%)	5.954%	6/25/35	162,537	126,537	(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C30 A4	2.600%	9/15/49	97,378	88,796
NADG NNN Operating LP, 2019-1 A	3.368%	12/28/49	145,860	137,124	(a)
New Residential Mortgage Loan Trust, 2019-RPL3 A1	2.750%	7/25/59	110,179	101,728	(a)(d)
OBX Trust, 2023-NQM6 A1, Step Bond	6.520%	7/25/63	97,616	97,672	(a)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	100,000	99,990	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2A1A (1 mo. Term SOFR + 0.694%)	6.014%	7/25/45	43,488	39,582	(d)
Wells Fargo Commercial Mortgage Trust, 2017-C38 A4	3.190%	7/15/50	101,060	91,962
Wells Fargo Commercial Mortgage Trust, 2017-C41 B	4.188%	11/15/50	70,000	57,219	(d)
Total Collateralized Mortgage Obligations (Cost — $4,745,503)				3,640,937
U.S. Government & Agency Obligations — 9.3%
U.S. Government Obligations — 9.3%
U.S. Treasury Bonds	3.875%	2/15/43	10,000	8,703
U.S. Treasury Bonds	3.875%	5/15/43	50,000	43,469
U.S. Treasury Bonds	3.625%	8/15/43	30,000	25,034
U.S. Treasury Bonds	3.000%	8/15/52	150,000	109,301
U.S. Treasury Bonds	3.625%	2/15/53	1,485,000	1,228,141
U.S. Treasury Bonds	3.625%	5/15/53	110,000	91,076
U.S. Treasury Notes	5.000%	8/31/25	10,000	9,980
U.S. Treasury Notes	3.500%	4/30/28	740,000	705,312
U.S. Treasury Notes	4.375%	8/31/28	10,000	9,901
U.S. Treasury Notes	3.625%	5/31/30	160,000	151,900
U.S. Treasury Notes	3.875%	7/31/30	10,000	9,633
U.S. Treasury Notes	4.125%	8/31/30	360,000	349,425
U.S. Treasury Notes	3.500%	2/15/33	670,000	614,725
U.S. Treasury Notes	3.375%	5/15/33	125,000	113,359
U.S. Treasury Notes	3.875%	8/15/33	20,000	18,897
Total U.S. Government & Agency Obligations (Cost — $3,840,338)				3,488,856

See Notes to Financial Statements.

Western Asset ETFs 2023 Semi-Annual Report	25

Schedules of investments (unaudited) (cont’d)

September 30, 2023

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Sovereign Bonds — 8.3%
Argentina — 0.1%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	4,443		$1,233
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	3,500		995
Provincia de Buenos Aires/Government Bonds, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	18,600		6,052	(a)
Provincia de Buenos Aires/Government Bonds, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	90,000		29,286	(b)
Total Argentina					37,566
Brazil — 2.0%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	1,684,000	BRL	328,815
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	550,000		406,596
Total Brazil					735,411
Colombia — 0.6%
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	330,000		215,935
Indonesia — 1.6%
Indonesia Treasury Bond	6.500%	2/15/31	8,109,000,000	IDR	514,427
Indonesia Treasury Bond	6.375%	4/15/32	959,000,000	IDR	60,477
Indonesia Treasury Bond	7.500%	6/15/35	330,000,000	IDR	22,366
Total Indonesia					597,270
Mexico — 3.5%
Mexican Bonos, Senior Notes	7.750%	11/13/42	18,730,000	MXN	867,830
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	610,000		467,169
Total Mexico					1,334,999
South Africa — 0.5%
Republic of South Africa Government Bond, Senior Notes	6.250%	3/31/36	6,310,000	ZAR	204,947
Total Sovereign Bonds (Cost — $3,699,654)					3,126,128
Asset-Backed Securities — 5.1%
Allegany Park CLO Ltd., 2019-1A CR (3 mo. Term SOFR + 2.050%)	7.376%	1/20/35	250,000		242,238	(a)(d)
ECMC Group Student Loan Trust, 2020-2A A (30 Day Average SOFR + 1.264%)	6.579%	11/25/69	120,677		119,914	(a)(d)
Grippen Park CLO Ltd., 2017-1A E (3 mo. Term SOFR + 5.962%)	11.288%	1/20/30	250,000		235,266	(a)(d)
Halsey Point CLO Ltd., 2019-1A E (3 mo. Term SOFR + 7.962%)	13.288%	1/20/33	300,000		296,363	(a)(d)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	121,821		99,168	(a)
Loanpal Solar Loan Ltd., 2021-2GS A	2.220%	3/20/48	221,085		159,304	(a)
MF1 LLC, 2022-FL10 A (1 mo. Term SOFR + 2.635%)	7.962%	9/17/37	100,000		100,156	(a)(d)
Morgan Stanley ABS Capital Inc. Trust, 2004-NC7 M1 (1 mo. Term SOFR + 0.969%)	6.289%	7/25/34	59,285		55,659	(d)
Morgan Stanley ABS Capital Inc. Trust, 2004-NC8 M1 (1 mo. Term SOFR + 1.029%)	6.349%	9/25/34	142,696		136,779	(d)
Nelnet Student Loan Trust, 2013-1A A (30 Day Average SOFR + 0.714%)	6.029%	6/25/41	36,004		35,422	(a)(d)
Sierra Timeshare Receivables Funding LLC, 2021-2A A	1.350%	9/20/38	75,527		70,414	(a)
SMB Private Education Loan Trust, 2018-C A2A	3.630%	11/15/35	45,753		43,825	(a)
SMB Private Education Loan Trust, 2018-C A2B (1 mo. Term SOFR + 0.864%)	6.197%	11/15/35	96,118		95,181	(a)(d)
SMB Private Education Loan Trust, 2019-B A2B (1 mo. Term SOFR + 1.114%)	6.447%	6/15/37	47,502		47,157	(a)(d)

See Notes to Financial Statements.

26	Western Asset ETFs 2023 Semi-Annual Report

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Structured Asset Investment Loan Trust, 2005-HE1 M2 (1 mo. Term SOFR + 0.834%)	6.154%	7/25/35	193,662	$178,733	(d)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	20,507	18,146
Total Asset-Backed Securities (Cost — $2,066,560)				1,933,725
Senior Loans — 1.9%
Communication Services — 0.3%
Entertainment — 0.1%
UFC Holdings LLC, Term Loan B3 (3 mo. USD LIBOR + 3.012%)	8.369%	4/29/26	49,699	49,620	(d)(j)(k)
Media — 0.2%
Nexstar Media Inc., Term Loan B4 (1 mo. Term SOFR + 2.614%)	7.931%	9/18/26	50,324	50,238	(d)(j)(k)
Virgin Media Bristol LLC, Term Loan Facility Q (1 mo. Term SOFR + 3.364%)	8.697%	1/31/29	20,000	19,486	(d)(j)(k)
Total Media				69,724
Total Communication Services				119,344
Consumer Discretionary — 0.2%
Automobile Components — 0.0%††
Clarios Global LP, 2023 Term Loan (1 mo. Term SOFR + 3.750%)	9.066%	5/6/30	10,000	9,969	(d)(j)(k)
Hotels, Restaurants & Leisure — 0.0%††
Caesars Entertainment, Inc., Term Loan B, Tranche B (1 mo. Term SOFR + 3.350%)	8.666%	2/6/30	9,950	9,944	(d)(j)(k)
Specialty Retail — 0.2%
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (1 mo. Term SOFR + 2.864%)	8.181%	10/19/27	55,360	54,882	(d)(j)(k)
Total Consumer Discretionary				74,795
Consumer Staples — 0.0%††
Household Products — 0.0%††
Energizer Holdings Inc., Term Loan (1 mo. Term SOFR + 2.364%)	7.688%	12/22/27	15,127	15,062	(d)(j)(k)
Financials — 0.3%
Financial Services — 0.1%
Castlelake Aviation One Designated Activity Co., Initial Term Loan (3 mo. Term SOFR + 3.012%)	8.421%	10/22/26	18,734	18,692	(d)(j)(k)
Citadel Securities LP, Term Loan B (1 mo. Term SOFR + 2.614%)	7.931%	7/29/30	31,341	31,242	(d)(j)(k)
Total Financial Services				49,934
Insurance — 0.0%††
AmWINS Group Inc., 2023 Incremental Term Loan (1 mo. Term SOFR + 2.864%)	8.181%	2/19/28	9,925	9,907	(d)(j)(k)
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Apollo Commercial Real Estate Finance Inc., Initial Term Loan (1 mo. Term SOFR + 2.864%)	8.181%	5/15/26	55,553	54,164	(d)(j)(k)
Total Financials				114,005
Health Care — 0.4%
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Initial Dollar Term Loan (1 mo. Term SOFR + 3.364%)	8.681%	10/23/28	39,798	39,667	(d)(j)(k)

See Notes to Financial Statements.

Western Asset ETFs 2023 Semi-Annual Report	27

Schedules of investments (unaudited) (cont’d)

September 30, 2023

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — 0.3%
Global Medical Response Inc., 2020 Term Loan (3 mo. Term SOFR + 4.512%)	9.780%	10/2/25	87,525	$60,655	(d)(j)(k)
Sotera Health Holdings LLC, Term Loan (1 mo. Term SOFR + 2.864%)	8.181%	12/11/26	50,000	49,487	(d)(j)(k)
Total Health Care Providers & Services				110,142
Total Health Care				149,809
Industrials — 0.5%
Building Products — 0.1%
Quikrete Holdings Inc., Fourth Amendment Term Loan B1 (1 mo. Term SOFR + 2.864%)	8.181%	3/18/29	19,849	19,838	(d)(j)(k)
Commercial Services & Supplies — 0.1%
Ali Group North America Corp., Initial Term Loan B (1 mo. Term SOFR + 2.114%)	7.431%	7/30/29	40,666	40,610	(d)(j)(k)
Construction & Engineering — 0.1%
KKR Apple Bidco LLC, Initial Term Loan (1 mo. Term SOFR + 2.864%)	8.181%	9/22/28	39,697	39,379	(d)(j)(k)
Passenger Airlines — 0.2%
Air Canada, Term Loan (3 mo. Term SOFR + 3.762%)	9.128%	8/11/28	39,500	39,491	(d)(j)(k)
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	9.076%	10/20/27	42,500	43,972	(d)(j)(k)
Total Passenger Airlines				83,463
Total Industrials				183,290
Information Technology — 0.2%
Electronic Equipment, Instruments & Components — 0.1%
II-VI Inc., Term Loan B (1 mo. Term SOFR + 2.864%)	8.181%	7/2/29	45,708	45,508	(d)(j)(k)
Software — 0.1%
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	9.166%	10/8/28	35,420	34,712	(d)(i)(j)(k)
Total Information Technology				80,220
Total Senior Loans (Cost — $763,032)				736,525
U.S. Treasury Inflation Protected Securities — 0.8%
U.S. Treasury Notes, Inflation Indexed (Cost—$336,387)	1.125%	1/15/33	330,000	305,791

	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.4%
Exchange-Traded Purchased Options — 0.4%
SOFR 1-Year Mid-Curve Futures, Call @ $95.500	12/15/23	65	162,500	37,781
SOFR 1-Year Mid-Curve Futures, Put @ $97.000	10/13/23	7	17,500	27,825
SOFR 1-Year Mid-Curve Futures, Put @ $95.875	12/15/23	6	15,000	8,775
SOFR 1-Year Mid-Curve Futures, Put @ $96.000	12/15/23	14	35,000	23,975
SOFR 3-Year Mid-Curve Futures, Put @ $95.875	12/15/23	53	132,500	25,175
U.S. Treasury 5-Year Notes Futures, Call @ $105.500	10/6/23	22	22,000	4,813
U.S. Treasury 5-Year Notes Futures, Call @ $105.750	10/6/23	44	44,000	5,844
U.S. Treasury 5-Year Notes Futures, Call @ $105.750	10/27/23	54	54,000	21,094
U.S. Treasury 5-Year Notes Futures, Call @ $106.000	10/27/23	7	7,000	2,132
U.S. Treasury 5-Year Notes Futures, Call @ $106.250	10/27/23	3	3,000	703
U.S. Treasury 5-Year Notes Futures, Put @ $104.250	10/6/23	44	44,000	1,031
U.S. Treasury 5-Year Notes Futures, Put @ $104.500	10/6/23	22	22,000	859
Total Exchange-Traded Purchased Options (Cost — $124,042)				160,007

See Notes to Financial Statements.

28	Western Asset ETFs 2023 Semi-Annual Report

Western Asset Total Return ETF

(Percentages shown based on Fund net assets)

Security	Counterparty	Expiration Date	Contracts	Notional Amount†	Value
OTC Purchased Options — 0.0%††
U.S. Dollar/Australian Dollar, Put @ $0.670 (Cost — $4,530)	JPMorgan Chase & Co.	11/2/23	380,000	380,000	$459
Total Purchased Options (Cost — $128,572)					160,466
Total Investments before Short-Term Investments (Cost — $42,692,481)					38,234,149

		Rate	Maturity Date	Face Amount†
Short-Term Investments — 6.4%
U.S. Treasury Bills — 4.7%
U.S. Treasury Bills		5.420%	12/12/23	260,000	257,277	(l)

U.S. Treasury Bills		5.434%	12/19/23	1,540,000	1,522,291	(l)
Total U.S. Treasury Bills (Cost —$1,779,227)					1,779,568
Commercial Paper — 0.5%
Federal Home Loan Bank (FHLB), Discount Notes (Cost — $189,757)		4.251%	10/10/23	190,000	189,784	(l)

				Shares
Overnight Deposits — 1.2%
BNY Mellon Cash Reserve Fund (Cost — $433,190)		2.250%		433,190	433,190	(m)
Total Short-Term Investments (Cost — $2,402,174)					2,402,542
Total Investments — 107.8% (Cost — $45,094,655)					40,636,691
Liabilities in Excess of Other Assets — (7.8)%					(2,938,843)
Total Net Assets — 100.0%					$37,697,848

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2023, the Fund held TBA securities with a total cost of $5,103,836.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).
(i)	Security is valued using significant unobservable inputs (Note 1).

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Rate shown represents yield-to-maturity.

(m)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

Western Asset ETFs 2023 Semi-Annual Report	29

Schedules of investments (unaudited) (cont’d)

September 30, 2023

Western Asset Total Return ETF

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities

BRL	— Brazilian Real

CAS	— Connecticut Avenue Securities

CDO	— Collateralized Debt Obligation

CLO	— Collateralized Loan Obligation

IBOR	— Interbank Offered Rate

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

IO	— Interest Only

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

REMIC	— Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

ZAR	— South African Rand

At September 30, 2023, the Fund had the following written options contracts:

Exchange-Traded Written Options
	Security	Expiration Date	Strike Price		Contracts	Notional Amount†	Value
	3-Month SOFR Futures, Call	6/14/24	$98.000		14	35,000	$(1,050)
	3-Month SOFR Futures, Call	9/13/24	96.875		32	80,000	(10,600)
	3-Month SOFR Futures, Call	9/13/24	97.000		59	147,500	(17,700)
	3-Month SOFR Futures, Call	12/13/24	96.125		43	107,500	(38,431)
	3-Month SOFR Futures, Put	6/14/24	94.500		46	115,000	(22,137)
	SOFR 1-Year Mid-Curve Futures, Put	10/13/23	96.250		7	17,500	(14,744)
	SOFR 1-Year Mid-Curve Futures, Put	10/13/23	96.500		7	17,500	(19,075)
	SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.250		12	30,000	(5,775)
	SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.375		28	70,000	(17,675)
	SOFR 2-Year Mid-Curve Futures, Put	12/15/23	95.875		53	132,500	(25,506)
	U.S. Treasury 5-Year Notes Futures, Call	10/6/23	105.000		22	22,000	(10,828)
	U.S. Treasury 5-Year Notes Futures, Put	10/6/23	105.000		22	22,000	(2,922)
	U.S. Treasury 5-Year Notes Futures, Put	10/27/23	105.500		27	27,000	(17,086)
	U.S. Treasury Long-Term Bonds Futures, Put	11/24/23	112.000		4	4,000	(7,688)
Total Exchange-Traded Written Options (Premiums received — $185,627)							(211,217)

OTC Written Options
	Counterparty
U.S. Dollar/Mexican Peso, Put (Premiums received — $738)	Bank of America N.A.	10/10/23	17.066	MXN	100,000	100,000	$(131)
Total Written Options (Premiums received — $186,365)							$(211,348)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

MXN	— Mexican Peso

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

30	Western Asset ETFs 2023 Semi-Annual Report

Western Asset Total Return ETF

At September 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	13	12/23	$3,128,802	$3,075,475	$(53,327)
3-Month SOFR	4	3/24	947,308	945,500	(1,808)
3-Month SOFR	3	3/25	719,158	715,575	(3,583)
3-Month SOFR	30	3/26	7,209,121	7,203,375	(5,746)
Euro-Bobl	2	12/23	247,133	245,101	(2,032)
Euro-OAT	2	12/23	267,284	260,876	(6,408)
U.S. Treasury 2-Year Notes	57	12/23	11,583,000	11,554,524	(28,476)
U.S. Treasury 5-Year Notes	9	12/23	950,342	948,234	(2,108)
U.S. Treasury Long-Term Bonds	29	12/23	3,455,109	3,299,656	(155,453)
U.S. Treasury Ultra Long-Term Bonds	22	12/23	2,782,469	2,611,125	(171,344)
					(430,285)
Contracts to Sell:
U.S. Treasury 10-Year Notes	77	12/23	8,373,937	8,320,812	53,125
U.S. Treasury Ultra 10-Year Notes	27	12/23	3,088,641	3,012,188	76,453
					129,578
Net unrealized depreciation on open futures contracts					$(300,707)

Abbreviation(s) used in this table:

Bobl	— Bundesobligation (Medium-term German Federal Government Bond)

OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)

SOFR	— Secured Overnight Financing Rate

At September 30, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	467,000	USD	26,414	Bank of America N.A.	10/12/23	$403
USD	27,189	MXN	467,000	Morgan Stanley & Co. Inc.	10/12/23	373
AUD	281,005	USD	187,527	BNP Paribas SA	10/20/23	(6,028)
CAD	249,166	USD	188,008	BNP Paribas SA	10/20/23	(3,661)
EUR	229,648	NOK	253,400	BNP Paribas SA	10/20/23	(10,054)
EUR	253,401	NOK	2,663,438	BNP Paribas SA	10/20/23	2,955
MXN	2,390,876	USD	139,395	BNP Paribas SA	10/20/23	(2,291)
NOK	5,480,555	USD	515,744	BNP Paribas SA	10/20/23	(402)
MXN	3,000	USD	172	Goldman Sachs Group Inc.	10/20/23	0	(a)
MXN	1,089,616	USD	63,466	Goldman Sachs Group Inc.	10/20/23	(982)
USD	700,341	MXN	12,171,371	Goldman Sachs Group Inc.	10/20/23	2,377
NZD	154,348	USD	95,724	JPMorgan Chase & Co.	10/20/23	(2,983)
USD	429,308	IDR	6,480,835,697	JPMorgan Chase & Co.	10/20/23	9,992
INR	17,569,281	USD	212,600	Morgan Stanley & Co. Inc.	10/20/23	(1,243)
JPY	64,465,736	USD	462,629	Morgan Stanley & Co. Inc.	10/20/23	(29,056)
MXN	467,000	USD	27,153	Morgan Stanley & Co. Inc.	10/20/23	(373)
USD	49,293	CNH	351,128	Morgan Stanley & Co. Inc.	10/20/23	1,066
USD	267,349	CNH	1,924,991	Morgan Stanley & Co. Inc.	10/20/23	2,953
USD	339,568	EUR	307,540	Morgan Stanley & Co. Inc.	10/20/23	13,682
USD	53,654	GBP	41,771	Morgan Stanley & Co. Inc.	10/20/23	2,664
USD	93,064	GBP	72,000	Morgan Stanley & Co. Inc.	10/20/23	5,173
USD	94,414	GBP	72,400	Morgan Stanley & Co. Inc.	10/20/23	6,035

See Notes to Financial Statements.

Western Asset ETFs 2023 Semi-Annual Report	31

Schedules of investments (unaudited) (cont’d)

September 30, 2023

Western Asset Total Return ETF

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	137,806	AUD	210,000	JPMorgan Chase & Co.	11/6/23	$2,086
AUD	210,000	USD	137,864	Morgan Stanley & Co. Inc.	11/6/23	(2,144)
Net unrealized depreciation on open forward foreign currency contracts						$(9,458)

(a)	Amount represents less than $1.

Abbreviation(s) used in this table:

AUD	— Australian Dollar

CAD	— Canadian Dollar

CNH	— Chinese Offshore Yuan

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JPY	— Japanese Yen

MXN	— Mexican Peso

NOK	— Norwegian Krone

NZD	— New Zealand Dollar

USD	— United States Dollar

At September 30, 2023, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†		Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	3,030,000	BRL	1/2/29	BRL-CDI**	10.230	%**	$(18,084)	—	$(18,084)

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
$8,832,000	1/31/24	5.410%**	Daily U.S. Federal Funds Intraday Effective Rate**	$326	—	$326
9,371,000	3/10/26	4.100% annually	Daily SOFR annually	(92,467)	$58,955	(151,422)
5,070,000	2/29/28	4.000% annually	Daily SOFR annually	(70,776)	1,050	(71,826)
932,000	4/30/29	3.270% annually	Daily SOFR annually	49,510	(2,699)	52,209
3,128,000	5/15/32	3.220% annually	Daily SOFR annually	236,779	(10,198)	246,977
2,095,000	3/10/34	3.400% annually	Daily SOFR annually	132,592	(21,156)	153,748
862,000	2/15/48	2.600% annually	Daily SOFR annually	200,776	64,009	136,767

See Notes to Financial Statements.

32	Western Asset ETFs 2023 Semi-Annual Report

Western Asset Total Return ETF

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$183,000	2/15/48	3.050% annually	Daily SOFR annually	$30,165	$5,219	$24,946
	836,000	4/21/52	2.500% annually	Daily SOFR annually	214,955	111,420	103,535
Total	$31,309,000				$701,860	$206,600	$495,260

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]		Termination Date	Implied Credit Spread at September 30, 2023[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
BNP Paribas SA (Volkswagen International Finance NV, 5.439%,due 11/16/24)	530,000	EUR	12/20/24	0.612%	1.000% quarterly	$2,616	$6,734	$(4,118)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]		Termination Date	Implied Credit Spread at September 30, 2023[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
BNP Paribas SA (Mercedes-Benz Group AG, 1.400%, due 1/12/24)	530,000	EUR	12/20/24	0.263%	1.000% quarterly	$(4,990)	$(3,164)	$(1,826)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MARKIT CDX.NA.HY.41 Index	$738,000	12/20/28	5.000% quarterly	$6,002	$5,645	$357
MARKIT CDX.NA.IG.41 Index	1,498,000	12/20/33	1.000% quarterly	(15,270)	(13,599)	(1,671)
Total	$2,236,000			$(9,268)	$(7,954)	$(1,314)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation
MARKIT CDX.NA.IG.41 Index	$2,864,200	12/20/28	1.000% quarterly	$(34,308)	$(35,409)	$1,101

See Notes to Financial Statements.

Western Asset ETFs 2023 Semi-Annual Report	33

Schedules of investments (unaudited) (cont’d)

September 30, 2023

Western Asset Total Return ETF

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real

BRL-CDI	— Brazil Cetip InterBank Deposit Rate

EUR	— Euro

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

34	Western Asset ETFs 2023 Semi-Annual Report

Statements of assets and liabilities (unaudited)

September 30, 2023

	Western Asset Short Duration Income ETF	Western Asset Total Return ETF

Assets:
Investments, at value (Cost — $15,470,082 and $45,094,655, respectively)	$14,868,005	$40,636,691
Foreign currency, at value (Cost — $0 and $275,157, respectively)	—	281,790
Interest receivable	179,176	356,552
Deposits with brokers for open futures contracts and exchange-traded options	135,670	279,906
Receivable from brokers — net variation margin on open futures contracts	2,125	11,182
Deposits with brokers for centrally cleared swap contracts	360	369,190
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $0 and 81,285, respectively)	—	81,195
OTC swaps, at value (premiums received — $0 and 6,734, respectively)	—	2,616
Receivable for Fund shares sold	—	965,674
Receivable for securities sold	—	1,149,971
Unrealized appreciation on forward foreign currency contracts	—	49,759
Total Assets	15,185,336	44,184,526

Liabilities:
Investment management fee payable	4,130	13,797
Accrued foreign capital gains tax	—	129
Due to custodian	—	11,578
OTC swaps, at value (paid — $0 and 3,164, respectively)	—	23,074
Payable for securities purchased	—	6,100,312
Payable to brokers — net variation margin on centrally cleared swap contracts	—	67,223
Unrealized depreciation on forward foreign currency contracts	—	59,217
Written options, at value (premiums received — $0 and 186,365, respectively)	—	211,348
Total Liabilities	4,130	6,486,678
Total Net Assets	$15,181,206	$37,697,848

Net Assets:
Par value (Note 5)	$7	$20
Paid-in capital in excess of par value	19,104,139	70,080,139
Total distributable earnings (loss)	(3,922,940)	(32,382,311)
Total Net Assets	$15,181,206	$37,697,848

Shares Outstanding	650,000	1,950,000

Net Asset Value	$23.36	$19.33

See Notes to Financial Statements.

Western Asset ETFs 2023 Semi-Annual Report	35

Statements of operations (unaudited)

For the Six Months Ended September 30, 2023

	Western Asset Short Duration Income ETF	Western Asset Total Return ETF

Investment Income:
Interest	$423,648	$824,868
Less: Foreign taxes withheld	—	(1,724)
Interest	$423,648	823,144

Expenses:
Investment management fee (Note 2)	27,467	83,931
Total Expenses	27,467	83,931
Less: Fee waivers and/or expense reimbursements (Note 2)	—	(6,852)
Net Expenses	27,467	77,079
Net Investment Income	396,181	746,065

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Loss From:
Investment transactions	(844,329)	(1,150,126)
Futures contracts	(73,805)	(1,013,183)
Written options	—	707,455
Swap contracts	(17,740)	442,351
Forward foreign currency contracts	—	(185,222)
Foreign currency transactions	—	(1,073)
Net Realized Loss	(935,874)	(1,199,798)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	619,377	(1,197,849)	†
Futures contracts	69,592	(252,699)
Written options	—	(123,213)
Swap contracts	6,477	(24,410)
Forward foreign currency contracts	—	106,932
Foreign currencies	—	(6,434)
Change in Net Unrealized Appreciation (Depreciation)	695,446	(1,497,673)
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(240,428)	(2,697,471)
Increase (Decrease) in Net Assets From Operations	$155,753	$(1,951,406)

†	Net of change in accrued foreign capital gains tax of $129.

See Notes to Financial Statements.

36	Western Asset ETFs 2023 Semi-Annual Report

Statements of changes in net assets

Western Asset Short Duration Income ETF

For the Six Months Ended September 30, 2023 (unaudited) and the Year Ended March 31, 2023	September 30	March 31

Operations:
Net investment income	$396,181	$748,882
Net realized loss	(935,874)	(1,605,910)
Change in net unrealized appreciation (depreciation)	695,446	298,606
Increase (Decrease) in Net Assets From Operations	155,753	(558,422)

Distributions to Shareholders From (Note 1):
Total distributable earnings	(397,524)	(714,252)
Decrease in Net Assets From Distributions to Shareholders	(397,524)	(714,252)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (50,000 and 100,000 shares issued, respectively)	1,170,893	2,357,775
Cost of shares repurchased (300,000 and 650,000 shares repurchased, respectively)	(7,018,482)	(15,470,809)
Decrease in Net Assets From Fund Share Transactions	(5,847,589)	(13,113,034)
Decrease in Net Assets	(6,089,360)	(14,385,708)

Net Assets:
Beginning of period	21,270,566	35,656,274
End of period	$15,181,206	$21,270,566

See Notes to Financial Statements.

Western Asset ETFs 2023 Semi-Annual Report	37

Statements of changes in net assets (cont’d)

Western Asset Total Return ETF

For the Six Months Ended September 30, 2023 (unaudited) and the Year Ended March 31, 2023	September 30	March 31

Operations:
Net investment income	$746,065	$1,934,149
Net realized loss	(1,199,798)	(22,593,601)
Change in net unrealized appreciation (depreciation)	(1,497,673)	11,998,641
Decrease in Net Assets From Operations	(1,951,406)	(8,660,811)

Distributions to Shareholders From (Note 1):
Total distributable earnings	(648,945)	(1,370,753)
Decrease in Net Assets From Distributions to Shareholders	(648,945)	(1,370,753)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (700,000 and 350,000 shares issued, respectively)	14,351,601	7,396,270
Cost of shares repurchased (0 and 4,050,000 shares repurchased, respectively)	—	(84,693,784)
Increase (Decrease) in Net Assets From Fund Share Transactions	14,351,601	(77,297,514)
Increase (Decrease) in Net Assets	11,751,250	(87,329,078)

Net Assets:
Beginning of period	25,946,598	113,275,676
End of period	$37,697,848	$25,946,598

See Notes to Financial Statements.

38	Western Asset ETFs 2023 Semi-Annual Report

Financial highlights

Western Asset Short Duration Income ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2023[1,2]	2023[1]	2022[1,3]	2021[1,4]	2020[1,4]	2019[1,5]

Net asset value, beginning of period	$23.63	$24.59	$26.32	$25.52	$25.80	$25.00

Income (loss) from operations:
Net investment income	0.49	0.70	0.29	0.63	0.97	0.48
Net realized and unrealized gain (loss)	(0.27)	(0.99)	(1.74)	0.90	(0.10) [6]	0.72
Total income (loss) from operations	0.22	(0.29)	(1.45)	1.53	0.87	1.20

Less distributions from:
Net investment income	(0.49)	(0.67)	(0.28)	(0.73)	(1.04)	(0.40)
Net realized gains	—	—	—	—	(0.11)	—
Total distributions	(0.49)	(0.67)	(0.28)	(0.73)	(1.15)	(0.40)

Net asset value, end of period	$23.36	$23.63	$24.59	$26.32	$25.52	$25.80
Total return, based on NAV[7]	0.93%	(1.16)%	(5.55)%	6.06%	3.52%	4.82%

Net assets, end of period (000s)	$15,181	$21,271	$35,656	$19,743	$7,655	$25,801

Ratios to average net assets:
Gross expenses	0.29%[8]	0.29%	0.29%[8]	0.29%	0.29%	0.29%[8]
Net expenses	0.29 [8]	0.29	0.29 [8]	0.29	0.29	0.29 [8]
Net investment income	4.18 [8]	2.93	1.69 [8]	2.42	3.85	3.99 [8]

Portfolio turnover rate[9]	47%	53%	28%	65%	72%	54%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2023 (unaudited).

[3]	For the period August 1, 2021 through March 31, 2022.

[4]	For the year ended July 31.

[5]	For the period February 7, 2019 (inception date) to July 31, 2019.
[6]

Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized loss presented in the Statement of Operations due to the timing of sales and repurchases of Fund Shares in relation to fluctuating market values of the investments of the Fund.

[7]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.

[9]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

Western Asset ETFs 2023 Semi-Annual Report	39

Financial highlights (cont’d)

Western Asset Total Return ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2023[1,2]	2023[1]	2022[1,3]	2021[1,4]	2020[1,4]	2019[1,4]

Net asset value, beginning of period	$20.76	$22.88	$26.22	$28.19	$26.88	$25.16

Income (loss) from operations:
Net investment income	0.44	0.80	0.16	0.66	0.61	0.82
Net realized and unrealized gain (loss)	(1.50)	(2.47)	(3.37)	(1.49)	2.07	2.45
Total income (loss) from operations	(1.06)	(1.67)	(3.21)	(0.83)	2.68	3.27

Less distributions from:
Net investment income	(0.37)	(0.45)	(0.13)	(0.87)	(0.84)	(0.90)
Net realized gains	—	—	—	(0.27)	(0.53)	(0.65)
Total distributions	(0.37)	(0.45)	(0.13)	(1.14)	(1.37)	(1.55)

Net asset value, end of period	$19.33	$20.76	$22.88	$26.22	$28.19	$26.88
Total return, based on NAV[5]	(5.16)%	(7.31)%	(12.28)%	(2.98)%	10.12%	13.19%

Net assets, end of period (000s)	$37,698	$25,947	$113,276	$124,567	$140,942	$107,525

Ratios to average net assets:
Gross expenses[6]	0.49%[7]	0.49%	0.49%[7]	0.49%	0.49%	0.49%
Net expenses[6,8]	0.45 [7]	0.45	0.45 [7]	0.45	0.45	0.45
Net investment income	4.36 [7]	3.80	2.62 [7]	2.43	2.19	3.09

Portfolio turnover rate[9]	10%	46%	10%	65%	115%	80%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2023 (unaudited).

[3]	For the period January 1, 2022 through March 31, 2022.

[4]	For the Year Ended December 31.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement, to the average net assets did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to July 31, 2023 without the Board of Trustees’ consent.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar rolls transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 73% for the six months ended September 30, 2023, 89% for the year ended March 31, 2023, 16% for the period ended March 31, 2022 and 103%, 193%, and 285% for the years ended December 31, 2021, 2020 and 2019, respectively.

See Notes to Financial Statements.

40	Western Asset ETFs 2023 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Income ETF (“Short Duration Income ETF”) and Western Asset Total Return ETF (“Total Return ETF” ) ( the “Funds”) are separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Funds are actively managed exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Funds are listed and traded at market prices on NASDAQ. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units generally are issued and redeemed in cash. However, Creation Units may also be issued and redeemed partially in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.

The Funds follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Western Asset ETFs 2023 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value:

Short Duration Income ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$13,168,117	—	$13,168,117
Asset-Backed Securities	—	1,099,514	—	1,099,514
Collateralized Mortgage Obligations	—	323,872	—	323,872
U.S. Government & Agency Obligations	—	59,602	—	59,602
Sovereign Bonds	—	40,129	—	40,129
Municipal Bonds	—	27,269	—	27,269
Senior Loans	—	8,794	—	8,794
Total Long-Term Investments	—	14,727,297	—	14,727,297
Short-Term Investments†	—	140,708	—	140,708
Total Investments	—	$14,868,005	—	$14,868,005
Other Financial Instruments:
Futures Contracts††	$155,429	—	—	$155,429
Total	$155,429	$14,868,005	—	$15,023,434

42	Western Asset ETFs 2023 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$90,235	—	—	$90,235

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

Total Return ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$12,593,632	—	$12,593,632
Mortgage-Backed Securities	—	12,248,089	—	12,248,089
Collateralized Mortgage Obligations	—	3,615,937	$25,000	3,640,937
U.S. Government & Agency Obligations	—	3,488,856	—	3,488,856
Sovereign Bonds	—	3,126,128	—	3,126,128
Asset-Backed Securities	—	1,933,725	—	1,933,725
Senior Loans:
Information Technology	—	45,508	34,712	80,220
Other Senior Loans	—	656,305	—	656,305
U.S. Treasury Inflation Protected Securities	—	305,791	—	305,791
Purchased Options:
Exchange-Traded Purchased Options	$160,007	—	—	160,007
OTC Purchased Options	—	459	—	459
Total Long-Term Investments	160,007	38,014,430	59,712	38,234,149
Short-Term Investments†:
U.S. Treasury Bills	—	1,779,568	—	1,779,568
Commercial Paper	—	189,784	—	189,784
Overnight Deposits	—	433,190	—	433,190
Total Short-Term Investments	—	2,402,542	—	2,402,542
Total Investments	$160,007	$40,416,972	$59,712	$40,636,691
Other Financial Instruments:
Futures Contracts††	$129,578	—	—	$129,578
Forward Foreign Currency Contracts††	—	$49,759	—	49,759
Centrally Cleared Interest Rate Swaps††	—	718,508	—	718,508
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	2,616	—	2,616
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	357	—	357
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	1,101	—	1,101
Total Other Financial Instruments	$129,578	$772,341	—	$901,919
Total	$289,585	$41,189,313	$59,712	$41,538,610

Western Asset ETFs 2023 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$211,217	—	—	$211,217
OTC Written Options	—	$131	—	131
Futures Contracts††	430,285	—	—	430,285
Forward Foreign Currency Contracts††	—	59,217	—	59,217
OTC Interest Rate Swaps‡	—	18,084	—	18,084
Centrally Cleared Interest Rate Swaps††	—	223,248	—	223,248
OTC Credit Default Swaps on Corporate Issues — Buy Protection‡	—	4,990	—	4,990
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	1,671	—	1,671
Total	$641,502	$307,341	—	$948,843

† See Schedule of Investments for additional detailed categorizations.

†† Reflects the unrealized appreciation (depreciation) of the instruments.

‡ Value includes any premium paid or received with respect to swap contracts.

(b) Purchased options. When the Funds purchase an option, an amount equal to the premium paid by the Funds is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Funds realize a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Funds’ basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Funds from the exercise of the written put option to form the Funds’ basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Funds.

The risk in writing a covered call option is that the Funds may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Funds are exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Funds. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

44	Western Asset ETFs 2023 Semi-Annual Report

(e) Futures contracts. The Funds use futures contracts generally to gain exposure to, or hedge against, changes in certain asset classes or in an attempt to increase the Funds returns. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Funds are required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Funds each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statements of Operations and the Funds recognize a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Forward foreign currency contracts. The Funds enter into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Total Return ETF’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Swap agreements. The Funds invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Funds have credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Funds are required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statements of Assets and Liabilities. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statements of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statements of Operations. Net periodic payments received or paid by the Funds are recognized as a realized gain or loss in the Statements of Operations.

Western Asset ETFs 2023 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

The Funds’ maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of September 30, 2023, the total notional value of all credit default swaps to sell protection was EUR 530,000 and $2,236,000 for the Total Return ETF. These amounts would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Total Return ETF bought protection for the same referenced entity. As of September 30, 2023, the Short Duration Income ETF did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended September 30, 2023, see Note 4.

Credit default swaps

The Funds enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Funds may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Funds have exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Funds generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Funds are a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Funds could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Funds effectively adds leverage to its portfolio because, in addition to its total net assets, the Funds are subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Funds generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Funds’ maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty). As the protection seller, the Funds’ maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Funds enter into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount.

Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statements of Operations. When a swap contract is terminated early, the Funds record a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

46	Western Asset ETFs 2023 Semi-Annual Report

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Funds to cover the Fund’s exposure to the counterparty.

(h) Swaptions. The Funds may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Funds may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Funds represent an option that gives the Funds the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Funds write a swaption, an amount equal to the premium received by the Funds is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Funds realize a gain equal to the amount of the premium received.

When the Funds purchase a swaption, an amount equal to the premium paid by the Funds is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Funds realize a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations.

(i) Loan participations. The Funds may invest in loans arranged through private negotiation between one or more financial institutions. The Funds investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Funds assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Funds and the borrower. In the event of the insolvency of the lender selling the participation, the Funds may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

(j) Stripped securities. The Funds may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Funds may not fully recoup its initial investment in IO’s.

(k) Securities traded on a when-issued and delayed delivery basis. The Funds may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Funds with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Funds at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(l) Securities traded on a to-be-announced basis. The Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Funds. Beginning on the date the Funds enters into a TBA transaction, cash, U.S.

Western Asset ETFs 2023 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(m) Mortgage dollar rolls. The Funds may enter into mortgage dollar rolls in which the Funds sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Funds executes its mortgage dollar rolls entirely in the TBA market, whereby the Funds makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Funds accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Funds is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(n) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation for the Funds. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statements of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(o) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(p) Credit and market risk. The Funds invest in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Funds’ investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds’ investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection

48	Western Asset ETFs 2023 Semi-Annual Report

of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(q) Foreign investment risks. The Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(r) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Funds may invest in certain securities or engage in other transactions where the Funds is exposed to counterparty credit risk in addition to broader market risks. The Funds may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Funds’ subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Funds to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Funds have entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedules of Investments.

As of September 30, 2023, Total Return ETF held OTC written options, OTC swap contracts and forward foreign currency contracts with credit related contingent features which had a liability position of $82,422. If a contingent feature would have been triggered, the Total Return ETF would have been required to pay this amount to its derivatives counterparties. The Short Duration Income ETF did not have any open OTC derivative transactions with credit related contingent features in a liability position.

(s) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective

Western Asset ETFs 2023 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

securities, except for premiums on certain callable debt securities which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(t) Distributions to shareholders. Distributions from net investment income of the Funds, if any, are declared and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(u) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2023, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. As of September 30, 2023, there were $129 of capital gains tax liabilities accrued on unrealized gains for Total Return ETF.

(v) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), is each Fund’s subadviser and Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”), Western Asset Management Company Ltd in Japan (“Western Asset Japan”) and Western Asset Management Company Limited (“Western Asset London”) are each Fund’s subadvisers. LMPFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds. Each Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement.

Under the investment management agreement and subject to the general supervision of the Funds’ Board of Trustees, LMPFA as to each Fund provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure.

Each Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of the Fund’s average daily net assets as follows:

Annualized Fee Rate
Western Asset Short Duration Income ETF	0.29%
Western Asset Total Return ETF	0.49%

LMPFA has agreed to waive fees and/or reimburse investment manager fees, so that the ratio of total annual operating expenses will not exceed 0.45% of Total Return ETF’s average daily net assets (subject to the same exclusions as the

50	Western Asset ETFs 2023 Semi-Annual Report

investment management agreement). This arrangement cannot be terminated prior to July 31, 2023 without the Board of Trustees’ consent.

During the September 30, 2023, fees waived and/or expenses reimbursed amounted to $6,852 for Total Return ETF.

As compensation for its subadvisory services, LMPFA as to each Fund pays Western Asset monthly 70% of the management fee paid by a Fund to LMPFA, net of (i) all fees and expenses incurred as to the Fund by LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. Western Asset pays Western Asset Singapore, Western Asset Japan and Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Funds on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

The Funds’ Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, each Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Funds, and there are no current plans to impose these fees.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended September 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) and U.S. Government & Agency Obligations were as follows:

	Western Asset Short Duration Income ETF
	Investments	U.S. Government & Agency Obligations
Purchases	$7,324,444	$905,107
Sales	12,823,178	1,022,424

	Western Asset Total Return ETF
	Investments	U.S. Government & Agency Obligations
Purchases	$6,302,498	$32,520,846
Sales	1,268,930	24,064,202

During the six months ended September 30, 2023, there were no in-kind transactions (Note 5).

At September 30, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Short Duration Income ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$15,470,082	$14,857	$(616,934)	$(602,077)
Futures contracts	—	155,429	(90,235)	65,194

	Total Return ETF
	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$45,094,655	$121,292	$(4,579,256)	$(4,457,964)
Written options	(186,365)	31,915	(56,898)	(24,983)
Futures contracts	—	129,578	(430,285)	(300,707)
Forward foreign currency contracts	—	49,759	(59,217)	(9,458)
Swap contracts	166,807	719,966	(248,947)	471,019

Western Asset ETFs 2023 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at September 30, 2023.

Western Asset Short Duration Income ETF

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$155,429

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$90,235

1	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

2

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statements of Operations for the six months ended September 30, 2023. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Futures contracts	$(73,805)	—	$(73,805)
Swap contracts	—	$(17,740)	(17,740)
Total	$(73,805)	$(17,740)	$(91,545)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Futures contracts	$69,592	—	$69,592
Swap contracts	—	$6,477	6,477
Total	$69,592	$6,477	$76,069

During the six months ended September 30, 2023, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$15,728,218
Futures contracts (to sell)	8,983,125

Average Notional Balance
Credit default swap contracts (buy protection)†	$598,571

†	At September 30, 2023, there were no open positions held in this derivative.

52	Western Asset ETFs 2023 Semi-Annual Report

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at September 30, 2023.

Western Asset Total Return ETF

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$160,007	$459	—	$160,466
Futures contracts[3]	129,578	—	—	129,578
Forward foreign currency contracts	—	49,759	—	49,759
OTC swap contracts[4]	—	—	$2,616	2,616
Centrally cleared swap contracts[5]	718,508	—	1,458	719,966
Total	$1,008,093	$50,218	$4,074	$1,062,385

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$211,217	$131	—	$211,348
Futures contracts[3]	430,285	—	—	430,285
Forward foreign currency contracts	—	59,217	—	59,217
OTC swap contracts[4]	18,084	—	$4,990	23,074
Centrally cleared swap contracts[5]	223,248	—	1,671	224,919
Total	$882,834	$59,348	$6,661	$948,843

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statements of Operations for the six months ended September 30, 2023. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(504,910)	$(6,249)	$(15,865)	$(527,024)
Futures contracts	(1,013,183)	—	—	(1,013,183)
Written options	688,163	3,107	16,185	707,455
Swap contracts	419,803	22,548	—	442,351
Forward foreign currency contracts	—	(185,222)	—	(185,222)
Total	$(410,127)	$(165,816)	$320	$(575,623)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$149,325	$(2,212)	$4,290	$151,403
Futures contracts	(252,699)	—	—	(252,699)
Written options	(116,925)	(1,069)	(5,219)	(123,213)
Swap contracts	(12,187)	—	(12,223)	(24,410)
Forward foreign currency contracts	—	106,932	—	106,932
Total	$(232,486)	$103,651	$(13,152)	$(141,987)

[1]	The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in the Statement of Operations.

Western Asset ETFs 2023 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

During the six months ended September 30, 2023, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$98,310
Written options	235,609
Futures contracts (to buy)	35,386,551
Futures contracts (to sell)	14,891,885
Forward foreign currency contracts (to buy)	2,263,738
Forward foreign currency contracts (to sell)	2,249,895

Average Notional Balance
Interest rate swap contracts	$30,265,822
Credit default swap contracts (buy protection)	1,645,236
Credit default swap contracts (sell protection)	6,694,921

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of September 30, 2023.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2,3]
Bank of America N.A.	$403	$(131)	$272	—	$272
BNP Paribas SA	5,571	(27,426)	(21,855)	—	(21,855)
Goldman Sachs Group Inc.	2,377	(982)	1,395	—	1,395
JPMorgan Chase & Co.	12,537	(21,067)	(8,530)	—	(8,530)
Morgan Stanley & Co. Inc.	31,946	(32,816)	(870)	—	(870)
Total	$52,834	$(82,422)	$(29,588)	—	$(29,588)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[3]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Fund share transactions

At September 30, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each Funds’ shares are issued and redeemed by the Funds only in Creation Units or Creation Unit aggregations, where 50,000 shares of each Fund constitute a Creation Unit. Such transactions are generally on a cash basis. However, Creation Units may also be issued and redeemed partially in-kind for a basket of securities and partially in cash. Transactions in capital shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

6. Redemption facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of

54	Western Asset ETFs 2023 Semi-Annual Report

all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statements of Operations. The Funds did not utilize the Global Credit Facility during the six months ended September 30, 2023.

7. Deferred capital losses

As of March 31, 2023, Short Duration Income ETF and Total Return ETF had deferred capital losses of $2,520,703 and $27,112,197, respectively, which have no expiration date, that will be available to offset future taxable capital gains.

8. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

9. Other matter

The Funds’ investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. In December 2020, the ICE Benchmark Administration, the administrator of LIBOR, announced that it had commenced a consultation to determine whether to extend publication of certain U.S. dollar LIBOR settings (overnight and one-, three-, six-and twelve-month U.S. dollar LIBOR) to the end of June 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Funds’ investments cannot yet be determined.

Western Asset ETFs 2023 Semi-Annual Report	55

Board approval of management and subadvisory agreements (unaudited)

At a meeting held on May 11, 2023 (Meeting), the Board of Trustees (Board) of the Legg Mason ETF Investment Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of (i) the investment management agreement between Legg Mason Partners Fund Advisor, LLC (LMPFA) and the Trust, on behalf of each Fund; (ii) the investment sub-advisory agreement between LMPFA and Western Asset Management Company, LLC (Western Asset LLC), an affiliate of LMPFA, on behalf of each Fund; (iii) the investment sub-subadvisory agreement between LMPFA and Western Asset Management Company Limited in London (Western Asset London), an affiliate of LMPFA, on behalf of each Fund; (iv) the investment sub-subadvisory agreement between LMPFA and Western Asset Management Company Pte. Ltd. in Singapore (Western Asset Singapore), an affiliate of LMPFA, on behalf of each Fund; and (v) the investment sub-subadvisory agreement between LMPFA and Western Asset Management Company Ltd in Japan (Western Asset Japan), an affiliate of LMPFA, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. LMPFA, Western Asset LLC, Western Asset London, Western Asset Singapore and Western Asset Japan are each referred to herein as a Manager.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters and, subsequently, requested additional information from management that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of each Fund, (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of each Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged management’s continued development of strategies to address areas of heightened concern in the registered fund industry, including various regulatory initiatives and continuing geopolitical concerns.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton (FT) family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement and investments to promote alternative investing.

56	Western Asset ETFs

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.

Fund Performance

The Board reviewed and considered the performance results of each Fund for various time periods ended February 28, 2023. The Board considered the performance returns for each Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board noted its ongoing discussions with management about the performance of the Funds to date, particularly as compared to peers, the importance of performance to asset growth and growth of market share, and the performance of the Funds in periods of volatility. In addition, the Board acknowledged information provided regarding management’s strategy behind the overall product line up, the sources of asset growth, the nature of management’s research, potential use of innovative data and technology, and investments in marketing and distribution. Finally, the Board noted management’s high level of client engagement and the strength of its compliance program. A summary of each Fund’s performance results is below.

Western Asset Short Duration Income ETF - The Performance Universe for the Fund included the Fund and all retail and institutional short investment-grade debt funds and exchange-traded funds. The Fund commenced operations on February 7, 2019, and thus has been in operation for less than five years. The Board noted that the Fund’s annualized total return for the one- and three-year periods was below the median of its Performance Universe. The Board discussed this performance with management and management explained that the Fund’s relative underperformance in comparison to its Performance Universe over the one-year reporting period was largely due to the Fund’s longer duration position as yields significantly rose in 2022, noting that the Fund’s benchmark, the Bloomberg US Corporate 1-5 Year Index, is a 1-5 year corporate benchmark versus the benchmarks of peer funds that track a 1-3 year maturity or shorter. Management further discussed with the Board the proposals the Board recently approved at the request of the portfolio management team in an effort to improve the Fund’s performance, including shortening the Fund’s target duration and changing the Fund’s benchmark to the Bloomberg US Corporate 1-3 Year Index, effective August 1, 2023. Based on the foregoing and given the short operating history of the Fund, the Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, and that management’s efforts should continue to be closely monitored.

Western Asset Total Return ETF - The Performance Universe for the Fund included the Fund and all retail and institutional core plus bond funds and exchange-traded funds. The Fund commenced operations on October 3, 2018, and thus has been in operation for less than five years. The Board noted that the Fund’s annualized total return for the one- and three-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed this performance with management and management explained that the Fund’s relative underperformance in comparison to its Performance Universe over the one- and three-year reporting periods was largely due to the Fund’s overweight duration position as yields significantly rose in 2022. Management further explained the steps the portfolio management team was taking in an effort to improve the Fund’s peer rankings, including adding to the Fund’s yield. The Board noted the Fund’s improved year-to-date performance through April 30, 2023. Based on the foregoing and given the short operating history of the Fund, the Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, and that management’s efforts should continue to be closely monitored.

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio, noting that each Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate), of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and

Western Asset ETFs	57

Board approval of management and subadvisory agreements (unaudited) (cont’d)

decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

Western Asset Short Duration Income ETF - The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and 10 other short investment-grade debt funds. The Board noted that the Management Rate for the Fund was below the median of its Expense Group, but the actual total expense ratio was equal to the median of its Expense Group. The Board further noted that the Fund has a unified management fee (Unified Fee) and that pursuant to the Unified Fee arrangement LMPFA pays for all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee (Unified Fee Arrangement). The Board also noted that each of Western Asset LLC, Western Asset London, Western Asset Singapore and Western Asset Japan is paid by LMPFA out of the Unified Fee LMPFA receives from the Fund and that the allocation of the fee among LMPFA and each of Western Asset LLC, Western Asset London, Western Asset Singapore and Western Asset Japan reflected the services provided by each to the Fund. After consideration of the above, the Board concluded that the Management Rate charged to the Fund and the sub-advisory and sub-subadvisory fees, as applicable, paid to each of Western Asset LLC, Western Asset London, Western Asset Singapore and Western Asset Japan are reasonable.

Western Asset Total Return ETF - The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and seven other core plus bond funds. The Board noted that the Management Rate for the Fund and its actual total expense ratio were above the medians of its Expense Group. The Board discussed with management the reasons for the above median Management Rate and actual total expense ratio and management explained that, in part, the broad market strategy employed by the Fund considers various sectors to identify value and requires more intensive research than the corporate credit focus employed by a number of the Fund’s peers in the Expense Group. The Board noted that the Fund has a Unified Fee and the terms of the Unified Fee Arrangement. The Board also noted that each of Western Asset LLC, Western Asset London, Western Asset Singapore and Western Asset Japan is paid by LMPFA out of the Unified Fee LMPFA receives from the Fund and that the allocation of the fee among LMPFA and each of Western Asset LLC, Western Asset London, Western Asset Singapore and Western Asset Japan reflected the services provided by each to the Fund. After consideration of the above, the Board concluded that the Management Rate charged to the Fund and the sub-advisory and sub-subadvisory fees, as applicable, paid to each of Western Asset LLC, Western Asset London, Western Asset Singapore and Western Asset Japan are reasonable.

Profitability

The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2022, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that PricewaterhouseCoopers LLP, auditor to FRI and certain FT funds, has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures but, over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

58	Western Asset ETFs

The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

Economies of Scale

The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that each Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of LMPFA’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that any of the Funds will generate significant, if any, profit for LMPFA and/or its affiliates for some time. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board noted that, as of December 31, 2022, each Fund’s net assets were less than $32 million. The Board recognized that there would not likely be any economies of scale for a Fund until the Fund’s assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Western Asset ETFs	59

Statement regarding liquidity risk management program (unaudited)

Each of the Franklin Templeton and Legg Mason Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

60	Western Asset ETFs

Western Asset ETFs

Trustees

Rohit Bhagat

Deborah D. McWhinney

Anantha K. Pradeep

Jennifer M. Johnson

Chair

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd.

Western Asset Management Company Pte. Ltd.

Custodian

The Bank of New York Mellon

Transfer agent

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset ETFs

Western Asset Short Duration Income ETF

Western Asset Total Return ETF

The Funds are separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.

Western Asset ETFs

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Funds at 1-877-721-1926.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 1-877-721-1926, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Short Duration Income ETF and Western Asset Total Return ETF. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Funds. Please read the prospectuses carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

WAETF S 11/23

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Rohit Bhagat
Deborah D. McWhinney
Anantha K. Pradeep

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer

Date:	November 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer

Date:	November 22, 2023

By:	/s/ Vivek Pai
Vivek Pai
Principal Financial Officer

Date:	November 22, 2023